-------------------------------------

                                                       CALIFORNIA
California Tax-Free Income Fund                     INVESTMENT TRUST
                                                    ----------------
California Insured Intermediate Fund                   FUND GROUP

California Tax-Free Money Market Fund

                                                      ANNUAL REPORT
U.S. Government Securities Fund
                                                     August 31, 2001
Short-Term U.S. Government Bond Fund

The United States Treasury Trust                     (800) 225-8778
                                                    www.caltrust.com

S&P 500 Index Fund                                    NO-LOAD FUNDS

S&P MidCap Index Fund

S&P SmallCap Index Fund                 This  report  is  intended  only for the
                                        information of shareholders or those who
Equity Income Fund                      have  received the  offering  prospectus
                                        covering  shares of beneficial  interest
European Growth & Income Fund           of  California   Investment  Trust  Fund
                                        Group which contains  information  about
Nasdaq-100 Index Fund                   the  management  fee  and  other  costs.
                                        Investments  in  shares  of the funds of
                                        California  Investment  Trust Fund Group
      The                               are neither  insured nor  guaranteed  by
       California                       the  U.S.  Government,  and  there is no
         Funds                          assurance that any Fund which is a Money
             Opportunities Since 1985   Market  Fund will be able to  maintain a
                                        stable  net  asset  value of  $1.00  per
                                        share.
-------------------------------------

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION

On the following pages are line graphs comparing each of the Funds' performance to a comparable broad based securities market index from the inception of each Fund through the fiscal year ended August 31, 2001. Each graph assumes a hypothetical $10,000 initial investment in the respective Funds.

The object of the graph is to permit a comparison of the performance of the funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund's average annual total return for the one-year, five-year, ten-year, and/or inception period through August 31, 2001.

Bond Funds

Treasury and municipal bonds began the fiscal year with a sharp thirty-five basis point rise in yields. By calendar year-end bond yields fell about seventy-five basis points. Yields then remained in a thirty-five basis point range until late March when they gave up all the price gains from the mid-September

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                        CALIFORNIA TAX-FREE INCOME FUND
                  versus the Lehman Bros. Municipal Bond Index

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    5 years    10 years
---------------------------             ------    -------    --------
California Tax-Free Income Fund          7.98%     6.57%       6.97%
Lehman Bros. Municipal Bond Index       10.21%     7.02%       7.12%

                                         Aug-01
CA Tax-Free Income Fund                 $ 34,507
Lehman Bros. Municipal Bond Index       $ 33,998

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                      CALIFORNIA INSURED INTERMEDIATE FUND
              versus the Lehman Bros. 5 Year Municipal Bond Index

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    5 years    Inception
---------------------------             ------    -------    ---------
California Insured Intermediate Fund     7.66%     5.85%       5.73%
Lehman Bros. 5 Year Muni Bond Index      9.12%     5.97%       5.60%

                                         Aug-01
CA Insured Intermediate Fund            $ 16,385
Lehman Bros. 5 Yr Muni Index            $ 16,209

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                      SHORT-TERM U.S. GOVERNMENT BOND FUND
                    versus the Lehman 1-3 yr Treasury Index

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    Inception
---------------------------             ------    ---------
Short-Term U.S. Government Bond Fund     7.58%      7.29%
Lehman Bros. 1-3 year Treasury Index     9.50%      8.64%

                                         Aug-01
Short-Term U.S. Govt. Bond Fund         $ 11,205
Lehman 1-3 yr Treasury Index            $ 11,433

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                        U.S. GOVERNMENT SECURITIES FUND
               versus the Lehman Bros. Treasury and GNMA Indices

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    5 years    10 years
U.S. Government Securities Fund          9.94%     7.99%       7.96%
Lehman Bros. Composite Treasury Index   11.27%     8.11%       7.69%
Lehman Bros. GNMA Treasury Index        11.46%     8.58%       7.41%

                                         Aug-01
U.S. Govt. Securities Fund              $ 36,644
Lehman Bros. GNMA Index                 $ 37,357
Lehman Bros. Treasury Index             $ 36,271

--------------------------------------------------------------------------------

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION
                                  (Continued)

rally. From mid-May to fiscal year-end prices reversed again to regain their fiscal year highs.

In response to economic and market developments, we sought a high current yield through emphasis on a high average coupon. The Funds were restructured in an effort to anticipate changes in the level and term-structure of interest rates. Duration was extended on the Government and California Tax-Free Income Funds in October and November. Thereafter, these Funds' durations were maintained in a narrow band around the mid-point of their permitted duration parameters.

At fiscal year-end, the U.S. Government Securities Fund had an average coupon of 7.00%, an average maturity of 12.6 years and a duration of 6.7 years. The
California Tax-Free Income Fund had an average coupon of 5.82%, while the average maturity was 10.5 years and the duration was 7.7 years.

Our strategy in the California Insured Intermediate Fund was to achieve a high current yield and to maintain an average portfolio maturity of between six and

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION
                                  (Continued)

seven years with full call protection. The Fund's average coupon was 5.5%, the average maturity was 6.4 years, and the duration was 5.2 years.

The Short-Term U. S. Government Bond Fund pursued a strategy of laddering the maturities held. Duration on the Fund ranged from eleven months to two years. As of August 31, 2001, the Short-Term U.S. Government Bond Fund's average coupon was 6.94%, the average maturity was 1.05 years and the average duration was 1.01 years.

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. The funds tracked closely for this last fiscal year. The S&P 500 and MidCap Funds slightly outperformed their respective benchmarks. We believe the combination of the precipitous fall in the equity markets and net positive cash flows resulted in this over performance. We believe this is a unique event and do not expect this relative performance to continue in the future. In the case of

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                             CIT S&P 500 INDEX FUND
                 versus the S&P 500 Composite Stock Price Index

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    5 years    Inception
---------------------------             ------    -------    ---------
CIT S&P 500 Index Fund                  -23.93%    13.40%      13.58%
S&P 500 Composite Stock Price Index     -24.38%    13.33%      13.76%

                                         Aug-01
S&P 500 Index Fund                      $ 32,942
S&P 500 Composite Stock Price Index     $ 33,432

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                           CIT S&P MIDCAP INDEX FUND
                        versus the S&P MidCap 400 Index

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    5 year    Inception
---------------------------             ------    ------    ---------
CIT S&P MidCap Index Fund               -6.56%    18.06%      16.01%
S&P MidCap 400 Index                    -8.12%    17.71%      16.15%

                                         Aug-01
S&P MidCap Index Fund                   $ 40,183
S&P MidCap 400 Index                    $ 40,625

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                          CIT S&P SMALLCAP INDEX FUND
                       versus the S&P SmallCap 600 Index

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    3 years    Inception
---------------------------             ------    -------    ---------
CIT S&P SmallCap Index Fund             -2.59%     15.98%       9.62%
S&P SmallCap 600 Index                   0.56%     16.97%      10.99%

                                         Aug-01
S&P SmallCap Index Fund                 $ 15,703
S&P SmallCap 600 Index                  $ 16,691

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


                               EQUITY INCOME FUND
                   versus the S&P Composite Stock Price Index
                          & the S&P/BARRA Value Index

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    3 years    Inception
---------------------------             ------    -------    ---------
CIT Equity Income Fund                  -14.94%     4.20%       8.68%
S&P/BARRA Value Index                    -8.19%    10.40%      12.84%
S&P 500 Composite Stock Price Index     -24.38%     7.14%      13.23%

                                         Aug-01
S&P 500 Composite Stock Price Index     $ 18,585
S&P BARRA/Value Index                   $ 18,271
Equity Income Fund                      $ 15,150

--------------------------------------------------------------------------------

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION
                                  (Continued)

the SmallCap Fund, the fund lagged the index more than expected because of the poor tracking of the Russell 2000 Index Future, which was used throughout the year to keep the fund fully invested while holding cash for the purposes of share activity. The manager has significantly reduced the cash holdings in this fund so that tracking error in the future will be minimized.

Consistent with the previous fiscal year, small and mid-market sectors continued to outperform the largecap sectors. While valuation spreads have begun to close, we still believe these sectors are attractively priced relative to the largecap sector. It is our opinion that the relative value in these sectors resulted in more price stability during these times of market uncertainty.

The Equity Income Fund is actively managed as a value fund and continues to focus on stocks that have high dividend yields. Although off 14.9% for the year, this fund has offered some protection for investors when compared to the 24.4% decline of the U.S. stock market as measured by the S&P 500 Index. The fund lagged the BARRA/Value index

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION
                                  (Continued)

by 6.75% for the year. This is due primarily to a concentration in utility stocks, which made up almost 15% of the Fund at the onset of the California energy crisis.

The Nasdaq-100 Index Fund and the European Growth & Income Fund completed their first complete fiscal year with excellent operational performance. Both funds tracked very tightly with their respective benchmarks. In the case of the European Growth and Income Fund, the strengthening of the Euro currency against the dollar gave some support to the fund as European equity markets continued to fall through the end of the period. We view the purchasing power of the dollar against the Euro as a bullish sign for US investors considering a European Equity investment. The Nasdaq-100 Index is substantially made up of technology stocks and along with the technology sector fallout, this index fund suffered severe losses for the year.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                         EUROPEAN GROWTH & INCOME FUND
               versus the Dow Jones Stoxx 50 Index (U.S. Dollars)

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    Inception
---------------------------             ------    ---------
CIT European Growth & Income Fund       -24.87%    -18.09%
Dow Jones Stoxx 50 Index (U.S. Dollars) -24.39%    -18.68%

                                         Aug-01
European Growth & Income Fund           $ 7,243
Dow Jones Stoxx 50 Index (U.S. dollars) $ 7,159

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                             NASDAQ-100 INDEX FUND
                          versus the Nasdaq-100 Index

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2001             1 year    Inception
---------------------------             ------    ---------
CIT Nasdaq-100 Index Fund               -64.26%    -44.82%
Nasdaq-100 Index                        -63.94%    -44.03%

                                         Aug-01
Nasdaq-100 Index Fund                   $ 3,825
Nasdaq-100 Index                        $ 3,914

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                    PORTFOLIO OF INVESTMENTS                                  8/31/2001
 MONEY MARKET FUND

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (59.05%)
ANAHEIM PUBLIC IMPROVEMENT CORP
Certificates of Participation., 1993 Refunding Project             $ 2,400,000     1.900%   09/04/01    $  2,400,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Health Variable Rate Bonds, Series 1996B                        400,000     2.350%   09/04/01         400,000
Cottage Hospital Santa Barbara 1985 Series B                         1,600,000     1.850%   09/05/01       1,600,000
Insured Hospital Revenue Bonds, Series 1994                          2,100,000     1.900%   09/04/01       2,100,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Shell Oil Company Series 1991A                                         500,000     2.300%   09/04/01         500,000
Shell Oil Company Series A                                             500,000     2.300%   09/04/01         500,000
Shell Oil Company Series 1991B                                         400,000     2.300%   09/04/01         400,000
Exxon Mobil Series 2000                                              2,800,000     2.300%   09/04/01       2,800,000

CONTRA COSTA COUNTY HOUSING AUTHORITY
Multi-family mortgage revenue refunding 1992 Series E                  700,000     1.800%   09/04/01         700,000

IRVINE, CITY OF
Assessment District 89-10; Orange County                               800,000     2.350%   09/04/01         800,000
Assessment District 94-13; Orange County                             1,600,000     2.350%   09/04/01       1,600,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1993                                             1,600,000     2.350%   09/04/01       1,600,000
Special Assessment,Consolidated Series 1986                          1,300,000     2.350%   09/04/01       1,300,000
Waterworks Bonds, Series A, District 182                               800,000     2.300%   09/04/01         800,000
General Obligation, Districts 140, 240, 105 and 250                    300,000     2.350%   09/04/01         300,000
Consolidated Refunding Series 1995                                     100,000     2.300%   09/04/01         100,000
Consolidated Series 1995; Districts 105, 140, 240 and 281            1,900,000     2.300%   09/04/01       1,900,000
COP, Series 87                                                       2,200,000     2.300%   09/04/01       2,200,000

KERN COUNTY CA
1986 Adjustable Interest rate COP  C                                 2,100,000     1.900%   09/04/01       2,100,000
Tax revenue Refunding Bonds, 1993 Series A                           3,800,000     1.900%   09/05/01       3,800,000

LOS ANGELES COUNTY
Pension Obligation Refunding Bonds                                   2,300,000     1.900%   09/04/01       2,300,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Refunding Bonds, 1996 Series A                         2,900,000     1.850%   09/05/01       2,900,000
Water Revenue Bonds 2000 Authorization, Series B-3                   1,100,000     2.300%   09/04/01       1,100,000

NEWPORT BEACH CA
Hoag Memo. Hospital Presbyterian, Series 1993                        1,650,000     2.300%   09/04/01       1,650,000
Newport Beach  Series 1996 A,B, & C                                    100,000     2.400%   09/04/01         100,000

ORANGE COUNTY
Apartment Department Revenue Bonds Series B                          1,900,000     1.900%   09/04/01       1,900,000

ORANGE COUNTY HOUSING AUTHORITY
Variable Rate Demand Apartment Dev. Revenue Bonds Issue AA of 1985   3,000,000     1.800%   09/04/01       3,000,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation, 1993 Series                   300,000     2.350%   09/04/01         300,000

RANCHO CALIFORNIA WATER DISTRICT FINANCING AUTHORITY
Adjustable Rate Revenue Bonds Series of 1998A                          600,000     1.850%   09/04/01         600,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center Series 2001A                                 800,000     2.300%   09/04/01         800,000

RIVERSIDE COUNTY CA
Certificates of Participation, 1985 Adjustable Convertible
   Extendible Securities                                             2,500,000     1.800%   09/04/01       2,500,000

RIVERSIDE REDEVELOPMENT AGENCY
Multi-family Housing Revenue Bonds                                   2,600,000     1.850%   09/04/01       2,600,000

SAN DIEGO COUNTY CA
Revenue Refunding Bonds                                              1,095,000     1.850%   09/04/01       1,095,000

SAN FRANCISCO CITY & COUNTY
Moscone Center Lease Revenue Bonds Series 2000-2                     1,500,000     1.800%   09/05/01       1,500,000

SANTA ANA HOUSING AUTHORITY
Multi-family Housing Family Series A                                 2,720,000     1.800%   09/05/01       2,720,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bond, Series C                                 3,000,000     1.900%   09/04/01       3,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2, Series A                             1,300,000     2.350%   09/04/01       1,300,000

                                       6

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                    PORTFOLIO OF INVESTMENTS                                  8/31/2001
 MONEY MARKET FUND                            CONTINUED

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds 1996                                   $ 1,500,000     2.350%   09/04/01    $  1,500,000
                                                                                                        ------------
Total Variable Rate Demand Notes (cost $58,765,000)                                                       58,765,000
                                                                                                        ------------
TAX AND REVENUE ANTICIPATION NOTES (12.62%)
East Side Union High School District Santa Clara Authority           1,000,000     5.000%   10/05/01       1,001,767
Los Angeles Unified School District                                  2,000,000     4.000%   07/23/02       2,024,804
Sacramento County                                                    2,500,000     5.250%   10/04/01       2,505,163
San Diego United School District                                     3,000,000     3.500%   08/01/02       3,021,283
San Leandro School Unified School District                           2,000,000     4.500%   09/25/01       2,000,861
Santa Barbara School County Financing Authority                      2,000,000     3.250%   06/28/02       2,009,125
                                                                                                        ------------
Total Tax and Revenue Anticipation Notes (cost $12,563,003)                                               12,563,003
                                                                                                        ------------
PREFUNDED BOND (4.14%)
Water System Subordinate Revenue Bonds Series 1991
   (cost $4,114,095)                                                 4,000,000     6.375%   12/01/01       4,114,095
                                                                                                        ------------
COMMERCIAL PAPER (23.61%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Carnegie Institution 1993 Series A & B                               3,000,000     2.500%   02/06/02       3,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Series                                                  3,500,000     2.100%   11/06/01       3,500,000

LOS ANGELES COUNTY,  CITY OF WASTEWATER
Commercial Paper Revenue Notes                                       3,500,000     2.500%   10/09/01       3,500,000

LOS ANGELES DEPARTMENT OF WATER & POWER
Electric Plant Short-term Revenue Certificates                       3,500,000     2.500%   11/02/01       3,500,000

SACRAMENTO MUNI UTILITIES DISTRICT
Commercial Paper Notes Series 1                                      3,500,000     2.600%   11/07/01       3,500,000

SAN DIEGO COUNTY REGIONAL TRANSPORTATION  AUTHORITY
Sales Tax Revenue Commercial Paper                                   3,500,000     2.850%   09/10/01       3,500,000

STATE OF CALIFORNIA GENERAL OBLIGATION
Tax-Exempt Commercial Paper Notes                                    3,000,000     2.650%   09/04/01       3,000,000
                                                                                                        ------------
Total Commercial Paper (cost $23,500,000)                                                                 23,500,000
                                                                                                        ------------
          Total Investments  (cost $ 98,942,098) (a) (99.42%)                                             98,942,098
          Other Net Assets (0.58%)                                                                           578,264
                                                                                                        ------------
             Net Assets (100.00%)                                                                       $ 99,520,362
                                                                                                        ============

(a)  Aggregate cost for federal income tax purposes is $98,942,098.

*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                    PORTFOLIO OF INVESTMENTS                                  8/31/2001
    INCOME FUND

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (95.10%)
ANAHEIM PUBLIC FINANCING AUTHORITY
Public Improvement Project Series C                                $ 2,250,000     6.000%   09/01/12    $  2,653,898

BAY AREA TOLL AUTHORITY
Revenue Bonds 2001 Series D                                          2,000,000     5.000%   04/01/12       2,169,460

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds, Series 1999                  2,500,000     5.250%   01/01/17       2,656,450

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Stanford University Revenue Bonds, Series P                          3,000,000     5.250%   12/01/13       3,347,850

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Revenue Bonds, Series 2000                                           2,565,000     5.500%   06/01/13       2,878,828

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
San Diego Gas & Electric, Series 1996A                               3,000,000     5.900%   06/01/14       3,122,340

CALIFORNIA POLYTECHNIC STATE UNIVERSITY
Student Union Revenue Bonds, Series C                                2,390,000     5.625%   07/01/26       2,564,542

                                       7

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                    PORTFOLIO OF INVESTMENTS                                  8/31/2001
    INCOME FUND                               CONTINUED

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA, STATE OF
Various Purpose General Obligations                                $ 5,000,000     6.250%   09/01/12    $  5,900,400

STATE OF CA DEPT. OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1                       2,320,000     7.000%   12/01/11       2,913,734
Water System Revenue Bonds, Central Valley J-2                       2,835,000     7.000%   12/01/11       3,560,533

CALIFORNIA STATE PUBLIC WORKS BOARD
Imperial County, State Prisons  Series A                             4,000,000     6.500%   09/01/17       4,813,520
Lease Revenue Bonds Regents of Unit of CA                            5,000,000     5.500%   06/01/14       5,620,500
Lease Revenue Refunding Bonds, 2001 Series A                         1,000,000     5.250%   06/01/12       1,098,190
Board Lease Revenue Bonds                                            1,750,000     5.500%   06/01/15       1,979,793

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Certificates of Participation, Cedars Sinai                          1,005,000     5.500%   10/01/14       1,117,932

CARSON REDEVELOPMENT AGENCY
Tax Allocation Refunding Bonds Series 2001                           1,635,000     5.500%   10/01/15       1,857,311

CASTAIC LAKE WATER AGENCY
Water System Imp. Projects, Series 1994 A                            2,090,000     7.250%   08/01/09       2,609,720

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds, Series E                                        4,000,000     6.250%   10/01/12       4,712,600

CULVER CITY REDEVELOPMENT FINANCE AUTHORITY
Tax Allocation Refunding Revenue Bonds, 1993                         3,150,000     5.500%   11/01/14       3,567,564

EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds, Series 2001                           2,000,000     5.250%   06/01/13       2,203,480
Water Revenue Refunding Bonds, Series 2001                           2,000,000     5.250%   06/01/14       2,188,240

FONTANA UNIFIED SCHOOL DISTRICT
General Obligation Convertible Bonds, 1993 Series C                  4,240,000     6.250%   05/01/12       4,828,682

FRESNO,  CITY OF
Sewer System Revenue Bonds , Series A                                3,000,000     5.250%   09/01/19       3,256,170

FRESNO UNIFIED SCHOOL DISTRICT
General Obligation Bonds, Series C                                   1,665,000     5.800%   02/01/16       1,929,269

GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds, 1998 Series A                               1,090,000     6.600%   08/01/16       1,335,948

KERN HIGH SCHOOL DISTRICT
General Obligation Bonds, 1996 Series A                              2,555,000     6.600%   08/01/16       3,064,237

LA QUINTA REDEVELOPMENT AGENCY TAX ALLOCATION
Tax Allocation Refunding Redev. Project Area #2                      1,015,000     7.300%   09/01/09       1,273,236

LOS ANGELES, CITY OF
General Obligation Bonds, Series 1999-B                              2,000,000     5.375%   09/01/17       2,152,840
Wastewater System Revenue Bonds 1995                                 3,000,000     5.375%   06/01/12       3,357,360
Power System Revenue Bonds Series 2001A                              3,000,000     5.250%   07/01/13       3,307,380

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds, 1993 Series A                                   4,500,000     6.000%   08/15/10       5,275,305

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                              1,625,000     4.900%   07/01/09       1,771,478
General Obligation Bonds, 1997 Series A                              2,450,000     6.000%   07/01/14       2,897,297

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Refunding Bonds, Series 2001-B                     3,000,000     5.250%   07/01/13       3,327,720

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991 Series B                     3,540,000     6.500%   07/01/10       4,268,992

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Rev Bonds, Ser. F                         1,500,000     6.125%   07/01/13       1,787,115

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds 1995 Series A                                    3,000,000     7.250%   03/01/07       3,596,580

NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project, Series 1990A                         1,000,000     7.000%   05/01/13       1,224,790
CA-Oregon Transmission Project                                       2,500,000     5.300%   05/01/09       2,787,725

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project Series 1993                   4,000,000     5.500%   02/01/14       4,519,680

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds, 1997 Series A                              1,050,000     5.500%   02/15/11       1,181,775

OXNARD SCHOOL DISTRICT
General Obligation Bonds                                             1,485,000     5.625%   08/01/14       1,703,057

                                       8

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                    PORTFOLIO OF INVESTMENTS                                  8/31/2001
    INCOME FUND                               CONTINUED

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
POMONA UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds Series A                        $ 1,175,000     5.700%   08/01/08    $  1,339,817

RIVERSIDE, COUNTY OF
Sewer Revenue Bonds                                                  2,000,000     5.000%   08/01/12       2,171,760

RIVERSIDE COUNTY TRANSPORTATION COMMISSION
General Obligation Refunding Bonds Series A                          2,000,000     5.750%   06/01/09       2,291,340

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds Series A                                     4,000,000     6.250%   08/15/10       4,761,360

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT
Special Tax Revenue Bonds, 1996 Series A                             1,575,000     6.000%   09/01/16       1,866,816

SAN BERNARDINO COUNTY TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds Series A                                     2,000,000     5.000%   03/01/09       2,180,500

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Rev. Bonds, Second Senior Series A                         2,000,000     5.500%   04/01/08       2,245,820

SAN FRANCISCO CITY & COUNTY
General Obligation Refunding Bond Series 2                           2,000,000     5.500%   06/15/09       2,231,620

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Rev. Refunding Series 1991                                 2,950,000     6.750%   07/01/11       3,625,609

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project                                    4,000,000     6.000%   08/01/10       4,686,560

SAN HOSE FINANCING AUTHORITY
Lease Revenue Bonds Series 2001F                                     3,000,000     5.000%   09/01/15       3,184,260

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds Series B                                    1,440,000     5.250%   07/01/16       1,587,125

SAN MATEO COUNTY TRANSPORTATION DISTRICT
Sales Tax Revenue Bonds, 1993 A                                      4,000,000     5.250%   06/01/19       4,338,200

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1999 Series 2001                           2,500,000     5.700%   08/01/22       2,734,275

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project Tax Allocation 1993                           4,000,000     7.000%   07/01/10       4,827,800

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds, Series A                              2,000,000     6.000%   11/15/12       2,364,220

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds, Series A                              1,750,000     5.750%   11/15/13       2,032,328

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds, 2001 Series A                               3,355,000     5.250%   06/01/12       3,716,331

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District Series A                                        1,045,000     7.250%   08/01/10       1,320,901

SANTA MONICA-MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds, Series 1999                      3,000,000     5.250%   08/01/15       3,312,630

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds, Series 1993                          2,400,000     6.000%   08/01/11       2,817,600

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds, 1990                                 3,585,000     6.750%   07/01/13       4,366,530

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds, 1996 Series A                               2,000,000     6.250%   01/01/12       2,379,560

REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds                                               2,500,000     5.125%   12/01/16       2,662,875
                                                                                                        ------------
Total Long-Term Securities (Cost $ 170,844,271)                                                          191,429,358
                                                                                                        ------------
VARIABLE RATE DEMAND NOTES* (3.82%)
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Exxon Mobil Variable Refunding Bonds Series 2000                       330,000     2.300%   09/04/01         330,000

CALIFORNIA STATEWIDE COMMUNITIES DEV. AUTHORITY
Certificates Of Participation, Series 1995 Sutter Health Systems     1,700,000     2.350%   09/04/01       1,700,000

IRVINE, CITY OF
Assessment District 89-10; Orange County                               100,000     2.350%   09/04/01         100,000

IRVINE RANCH WATER DISTRICT
Water Works Bond Series 1988A                                        1,800,000     2.300%   09/04/01       1,800,000
Consolidated Series 1995; Districts 105, 140, 240 and 281              100,000     2.300%   09/04/01         100,000
Certificates of Participation, Series 87                             1,400,000     2.300%   09/04/01       1,400,000

                                       9

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                    PORTFOLIO OF INVESTMENTS                                  8/31/2001
    INCOME FUND                               CONTINUED

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
NEWPORT BEACH CA
Hoag Memo. Hospital Presbyterian, Series 1993                      $   400,000     2.300%   09/04/01    $    400,000
Newport Beach                                                          100,000     2.400%   09/04/01         100,000

ORANGE COUNTY WATER DISTRICT
Variable Rate Certificates of Participation, Series 1990             1,100,000     2.300%   09/04/01       1,100,000

TUSTIN, CITY OF
Reassessment District No. 95-2, Series A                               650,000     2.350%   09/04/01         650,000
                                                                                                        ------------
Total Variable Rate Demand Notes (Cost $7,680,000)                                                         7,680,000
                                                                                                        ------------
          Total Investments  (cost $178,524,271)(a)  (98.92%)                                            199,109,358
          Other Net Assets (1.08%)                                                                         2,176,434
                                                                                                        ------------
             Net Assets (100.00%)                                                                       $201,285,792
                                                                                                        ============
(a)  Aggregate cost for federal income tax purposes is  $178,524,271.  At August
     31, 2001, unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                                                       $ 20,585,518
          Unrealized depreciation                                                                              (431)
                                                                                                        ------------
             Net unrealized appreciation                                                                $ 20,585,087
                                                                                                        ============

*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                     PORTFOLIO OF INVESTMENTS                                  8/31/2001
INTERMEDIATE FUND

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (96.83%)
ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY
Tax-Exempt Senior Lien Revenue Bonds Series A                      $   340,000     5.125%   10/01/16    $    361,141

CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY
Lease Revenue Bonds, Series 2000B                                      475,000     5.000%   12/01/17         496,285

CALIFORNIA, STATE OF
General Obligation Bonds                                               300,000     5.750%   10/01/05         332,328

CALIFORNIA STATE OF
General Obligations Refunding Bonds 2000                               300,000     5.000%   12/01/08         328,983

CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds 2001 Series A                            465,000     6.000%   03/01/05         512,649
Refunding Bonds, Dept. of Corrections                                  640,000     5.250%   12/01/06         707,469
Board Lease Revenue Bonds                                              500,000     5.500%   06/01/15         565,655

CALIFORNIA STATE UNIVERSITY INSTITUTION
Revenue Bonds, Series 1996                                             200,000     4.600%   06/01/06         214,060

CAMPBELL  UNION HIGH SCHOOL DISTRICT
General Obligation Bonds. Series 2000                                  425,000     5.250%   08/01/09         473,850

CASTAIC LAKE WATER AGENCY
Water System  Projects, Series 1994 A                                  300,000     7.250%   08/01/09         374,601

CENTRAL VALLEY SCHOOL DISTRICT FIN. AUTHORITY
General Obligation Refinancing Bonds, Series A                         400,000     6.150%   02/01/09         466,144

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                     400,000     8.500%   08/01/07         510,332

CONTRA COSTA WATER DISTRICT
Water Revenue Refunding Bonds, Series K                                400,000     5.000%   10/01/09         439,844

CONTRA COSTA TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds 1995 Series A                                  500,000     6.000%   03/01/03         525,910

DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation, Series 1995                             500,000     5.300%   03/01/07         543,630

EAST BAY CA MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds                                          500,000     6.000%   06/01/03         530,115

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation, Series A                                500,000     5.900%   07/01/05         553,490

                                       10

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                     PORTFOLIO OF INVESTMENTS                                  8/31/2001
INTERMEDIATE FUND                             CONTINUED

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
IMPERIAL IRRIGATION DISTRICT
Electric System Project, Certificates of Participation             $   600,000     5.200%   11/01/09    $    668,724

IRVINE PUBLIC FACILITIES AND INFRASTRUCTURE AUTHORITY
Assessment Revenue Bonds, Series A                                     300,000     4.700%   09/02/14         312,297

LOS ANGELES, CITY OF
General Obligation Bonds, 1994 Series A                                500,000     5.600%   09/01/05         553,200
Power Project Revenue Bond, 2001 Series A                              500,000     5.250%   07/01/14         547,390

LOS ANGELES DEPARTMENT OF AIRPORTS
LAX Refunding Revenue Bonds, 1995 Series B                             400,000     6.500%   05/15/03         426,740

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                                400,000     6.000%   07/01/07         458,920

LOS ANGELES COUNTY TRANS. AUTHORITY
Sales Tax Revenue Bonds, Series A                                      500,000     5.500%   07/01/08         563,520

LOS ANGELES COUNTY PENSION
General Obligation                                                     400,000     6.900%   06/30/08         483,292

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                    600,000     5.150%   05/01/07         662,790

OLIVENHAIN MUNICIPAL WATER DISTRICT
1997 Capital Projects and Refunding                                    500,000     4.750%   06/01/06         538,675

ORANGE COUNTY LOCAL TRANS. AUTHORITY
Limited Tax Bonds, 1994                                                500,000     9.500%   02/15/03         548,500

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Series B                                            400,000     5.000%   07/01/07         438,244

SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project, Series 1998C                              500,000     4.750%   11/01/08         542,920

SACRAMENTO, COUNTY OF
Main Detention Facility COP                                            400,000     5.300%   06/01/04         425,704

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds, Series A                                500,000     5.100%   05/15/10         538,935

SAN DIEGO COUNTY WATER AUTHORITY
Water Revenue Refunding COP Series 1993 A                              600,000     5.500%   05/01/05         655,614

SAN FRANCISCO, CITY & COUNTY
City Hall Improvement Project, Series A                                500,000     5.100%   06/15/06         537,350
School District Facilities Improvement, Ser. B                         450,000     6.500%   06/15/05         508,919

SAN FRANCISCO AIRPORT COMMISSION
SF Intl. Airport Revenue, Second Series B                              450,000     5.500%   05/01/09         504,086

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project Series 1997                          500,000     6.000%   08/01/15         592,355

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds Series 2001F                                       480,000     4.500%   09/01/09         510,830

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds, 2000 Series A                                     400,000     5.500%   05/15/10         452,192

SANTA ROSA HIGH SCHOOL DISTRICT
General Obligation Bonds, Series 2001                                  390,000     4.625%   05/01/08         418,509

SANTA ROSA, CITY OF
Wastewater Rev. Refunding Bonds, Ser. A                                400,000     5.125%   09/01/05         414,824

SARATOGA UNION SCHOOL DISTRICT
1997 General Obligation Series A                                       600,000     4.900%   09/01/09         668,838

SOUTH COUNTY REGIONAL WASTEWATER
Revenue Bonds, Gilroy Series 1992A                                     390,000     5.900%   08/01/06         410,144

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds, Series 2000                                    500,000     4.375%   12/01/09         527,425

WISEBURN SCHOOL DISTRICT
1997 General Obligation Series A                                       325,000     6.875%   08/01/05         372,753
                                                                                                        ------------
Total Long-Term Securities (cost $20,829,314)                                                             22,220,176
                                                                                                        ------------

                                       11

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                     PORTFOLIO OF INVESTMENTS                                  8/31/2001
INTERMEDIATE FUND                             CONTINUED

SECURITY DESCRIPTION                                                PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (1.74%)

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Shell Oil Company Series A                                         $   100,000     2.300%   09/04/01    $    100,000

CALIFORNIA STATEWIDE COMMUNITIES DEV. AUTHORITY
Variable Rate Certificates                                             100,000     2.350%   09/04/01         100,000

IRVINE RANCH WATER DISTRICT
Waterworks Bonds, Series A, District 182                               100,000     2.300%   09/04/01         100,000

NEWPORT BEACH CA
Hoag Memo. Hospital Presbyterian, Series 1993                          100,000     2.300%   09/04/01         100,000
                                                                                                        ------------
Total Variable Rate Demand Notes (cost $400,000)                                                             400,000
                                                                                                        ------------
          Total Investments  (cost $21,229,314)(a) (98.57%)                                               22,620,176
          Other Net Assets (1.43%)                                                                           328,502
                                                                                                        ------------
             Net Assets (100.00%)                                                                       $ 22,948,678
                                                                                                        ============
(a)  Aggregate  cost for federal income tax purposes is  $21,229,314.  At August
     31, 2001, unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                                                       $  1,390,862
          Unrealized depreciation                                                                                 --
                                                                                                        ------------
             Net unrealized appreciation                                                                $  1,390,862
                                                                                                        ============

*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   SHORT-TERM U.S.         PORTFOLIO OF INVESTMENTS               8/31/2001
GOVERNMENT BOND FUND

        PAR VALUE         RATE                MATURITY         VALUE (NOTE 1)
--------------------------------------------------------------------------------
US Treasury Bills (17.10%)
     $    500,000         3.460-3.510%        09/13/01        $    499,420
          300,000         3.420%              10/11/01             298,858
        1,200,000         3.480%              12/06/01           1,188,848
                                                              ------------
     Total US Treasury Bills (cost $1,987,127)                   1,987,126
                                                              ------------

US Treasury Notes (44.05%)
        1,500,000         6.250%              01/31/02           1,517,931
          500,000         5.250%              08/15/03             515,293
        3,000,000         6.375%              08/15/02           3,086,721
                                                              ------------
     Total US Treasury Notes (cost $5,066,946)                   5,119,945
                                                              ------------

US Treasury Bonds (38.28%)
        2,800,000        10.750%              02/15/03           3,083,503
        1,200,000        11.125%              08/15/03           1,366,595
                                                              ------------
     Total United States Treasury Bonds (cost $4,372,549)        4,450,098
                                                              ------------
     Total Investments (cost $11,426,622)(a) (99.43%)           11,557,169
     Other Net Assets (0.57%)                                       66,248
                                                              ------------
        Net Assets (100.00%)                                  $ 11,623,417
                                                              ============

(a) Aggregate cost for federal income tax purposes is $11,426,622. At August 31, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                             $    130,547
          Unrealized depreciation                                       --
                                                              ------------
             Net unrealized appreciation                      $    130,547
                                                              ============

                  See accompanying notes to financial statements

--------------------------------------------------------------------------------
U.S. GOVERNMENT            PORTFOLIO OF INVESTMENTS               8/31/2001
SECURITIES FUND

        PAR VALUE         RATE                MATURITY       VALUE (NOTE 1)
--------------------------------------------------------------------------------
Government National Mortgage Association (63.20%)

     $    805,573         6.00%                4/15/14        $    819,603
          846,829         6.00%                4/15/14             861,578
          989,194         6.00%                4/15/16           1,001,485
          988,101         6.00%                5/15/16           1,000,379
        1,000,000         6.50%                8/15/16           1,027,927
        1,040,872         6.50%                8/15/16           1,069,941
          872,968         6.50%                4/15/29             882,769
          861,324         7.00%                9/15/29             885,223

--------------------------------------------------------------------------------
U.S. GOVERNMENT            PORTFOLIO OF INVESTMENTS               8/31/2001
SECURITIES FUND                   CONTINUED

        PAR VALUE         RATE                MATURITY       VALUE (NOTE 1)
--------------------------------------------------------------------------------

     $  2,000,000         7.00%                8/15/16        $  2,077,105
          819,120         7.00%                9/15/29             841,848
        1,015,640         7.50%                3/15/16           1,061,970
        1,043,533         7.50%                4/15/16           1,091,135
           35,703         9.00%               10/15/18              38,945
           28,097        10.00%                9/15/18              31,552
        1,603,426         6.50%                4/15/16           1,648,206
          955,204         7.00%                8/15/14             992,682
          894,592         7.00%                8/15/14             929,696
          942,598         7.00%                1/15/30             968,509
                                                              ------------
     Total Government National Mortgage Association
        (cost $16,925,943)                                      17,230,553
                                                              ------------

United States Treasury Bonds (27.04%)
          700,000         8.750%              08/15/20             972,234
        1,500,000         8.000%              11/15/21           1,963,125
        1,800,000         7.625%              11/15/22           2,284,174
        2,000,000         6.000%              08/15/09           2,153,127
                                                              ------------
     Total United States Treasury Bonds (cost $6,838,614)        7,372,660
                                                              ------------

United States Treasury Note  (7.66%)
        2,000,000         5.500%              05/15/09           2,089,220
                                                              ------------
     Total United States Treasury Notes (cost $1,848,467)        2,089,220
                                                              ------------

United States Treasury Bills (1.46%)
          100,000         3.420%              10/11/01              99,619
          100,000         3.300%              11/08/01              99,377
          200,000         3.330-3.340%        11/15/01             198,610
                                                              ------------
     Total United States Treasury Bills (cost $397,606)            397,606
                                                              ------------
     Total Investments (cost $26,010,630)(a) (99.36%)           27,090,039
     Other Net Assets (0.64%)                                      174,822
                                                              ------------
        Net Assets (100.00%)                                  $ 27,264,861
                                                              ============

(a) Aggregate cost for federal income tax purposes is $26,010,630. At August 31, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

     Unrealized appreciation                                  $  1,079,409
     Unrealized depreciation                                            --
                                                              ------------
        Net unrealized appreciation                           $  1,079,409
                                                              ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
THE UNITED STATES          PORTFOLIO OF INVESTMENTS               8/31/2001
 TREASURY TRUST

       PAR VALUE          RATE                MATURITY       VALUE (NOTE 1)
--------------------------------------------------------------------------------
United States Treasury Bills (99.82 %)

     $  2,500,000         3.480%              09/13/01        $  2,497,100
        6,700,000         3.420-3.500%        10/11/01           6,674,341
        7,800,000         3.300%              11/08/01           7,751,380
       10,700,000         3.470-3.550%        09/06/01          10,694,796
        5,500,000         3.400-3.440%        09/20/01           5,490,126
        5,700,000         3.480%              09/27/01           5,685,654
        4,600,000         3.400%              10/18/01           4,579,581
        5,300,000         3.475%              10/25/01           5,272,374
        5,200,000         3.320-3.340%        11/15/01           5,163,931
        5,900,000         3.305%              12/13/01           5,844,210
                                                              ------------

     Total Investments (cost $59,653,493)(a)                    59,653,493
     Other Net Assets (0.18%)                                      106,351
                                                              ------------
        Net Assets (100.00%)                                  $ 59,759,844
                                                              ============

(a) Aggregate cost for federal income tax purposes is $59,653,493.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS               8/31/2001

COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Common Stock (85.71%)
Banking & Financial Service (15.28%)
Aetna Inc.*                                               1,855    $     55,465
Aflac Inc.                                                6,186         170,239
Allstate Corp                                             9,667         328,001
AMBAC Financial Group                                     1,350          79,920
American Express Company                                 15,736         573,105
American International Group                             31,494       2,462,820
Amsouth Bancorporation                                    2,595          49,357
AON Corp.                                                 2,764         102,683
Bank of America Corp.                                    20,270       1,246,605
Bank of New York Co Inc                                   9,023         358,213
Bank One Corp.                                           12,612         437,510
BB&T Corporation                                          4,810         176,912
Bear Stearns Companies Inc.                               1,422          74,214
Capital One Financial Corp.                               2,164         120,340
Charter One Financial Inc.                                2,664          77,789
Chubb Corp.                                               2,611         176,243
Cigna Corp.                                               2,108         189,720
Cincinnati Financial Corp.                                1,666          66,640
Citigroup Inc                                            59,438       2,719,289
Comerica Inc.                                             2,286         136,589
Conseco Inc.*                                             2,097          19,250
Countrywide Credit Ind Inc.                                 984          40,836
Fannie Mae                                               12,505         953,006
Fifth Third Bancorp                                       5,911         344,611
First Union Corp.                                        11,873         408,669
Fleet Boston Financial Corp.                             13,806         508,475
Franklin Resources Inc                                    2,935         120,423
Freddie Mac                                               7,732         486,188
Golden West Financial Corp.                               1,663          96,238
Hartford Financial Services                               2,904         188,179
Household International Inc.                              6,156         363,820
Huntington Bancshares                                     1,296          23,561
Jefferson-Pilot Corp.                                     1,554          72,292
John Hancock Financial Svcs                               3,700         147,815
JP Morgan Chase & Co.                                    23,228         915,183
Keycorp                                                   5,798         145,530
Lehman Brothers Holdings Inc.                             2,442         160,317
Lincoln National Corp.                                    2,017         100,568
Marsh & McLennan Cos                                      3,319         308,335
MBIA Inc.                                                 1,561          84,310
MBNA Corp.                                                9,783         340,057
Mellon Financial Corp.                                    6,614         233,144
Merrill Lynch & Co.                                       8,828         455,525
Metlife Inc.                                              8,900         271,450
MGIC Investment Corp.                                     1,327          92,757
Morgan Stanley Dean Witter & Company                     13,221         705,340
National City Corp.                                       7,022         216,769
Northern Trust Corp.                                      2,425         137,498
Pinnacle West Capital Corp.                               1,014          45,235
PNC Financial Services Group                              4,127         274,817
Progressive Corp-Ohio                                       294          38,005
Providian Financial Corp.                                 3,716         145,147
Regions Financial Corp.                                   3,489         102,577
Safeco Corp.                                              1,531          46,052
Schwab (Charles) Corp.                                   16,434         204,768
SouthTrust Corp.                                          4,118         100,314
St. Paul Companies                                        2,263          95,114
Starwood Hotels & Resorts Worldwide Inc.                  2,300          77,855
State Street Corp.                                        4,324         209,973
Suntrust Banks Inc.                                       2,993         204,422
Synovus Financial Corp.                                   2,982          91,846
T Rowe Price Group Inc.                                   1,459          54,552
Torchmark Corp.                                           1,373          57,996
Union Planters Corp.                                        142           6,319
UnumProvident Corp                                        1,522          42,646
US Bancorp                                               22,350         541,764
USA Education Inc.                                        1,861         147,410
Wachovia Corp.                                            2,474         172,314
Washington Mutual Inc.                                   11,490    $    430,186
Wells Fargo & Company                                    19,758         909,066
Zions Bancorporation                                      1,100          62,986
                                                                   ------------
Total Banking & Financial Service                       477,436      21,603,164
                                                                   ------------
Capital Good (5.80%)
Allied Waste Industries Inc.*                               191           3,463
Caterpillar Inc.                                          4,879         243,950
Cooper Industries Inc.                                    1,325          74,399
Cummins Engine                                              382          14,421
Danaher Corp.                                             1,626          90,357
Deere & Co.                                               2,806         121,135
Dover Corp.                                               2,406          86,424
Emerson Electric Co.                                      5,769         309,218
Fluor Corp.                                                 807          36,581
General Electric Company                                117,161       4,801,258
Grainger (W.W.) Inc.                                      1,214          51,364
Illinois Tool Works                                       3,705         231,600
Ingersoll-Rand Co.                                        1,590          64,506
Johnson Controls Inc.                                       806          59,040
Kadant Inc*                                                  26             360
Minnesota Mining & Manufacturing Co.                      4,715         490,832
Molex Inc.                                                2,197          69,359
Pall Corporation                                          1,125          25,155
Parker Hannifin Corp.                                     1,073          47,212
Power-One Inc.*                                             900           9,819
Teradyne Inc.*                                            2,173          71,231
Thermo Electron Corp.*                                      440           9,535
Tyco International Ltd                                   23,889       1,241,034
Vulcan Materials Co.                                      1,092          52,427
                                                                   ------------
Total Capital Good                                                    8,204,680
                                                                   ------------
Consumer Cyclical (6.17%)
American Greetings                                          715           9,452
Autozone Inc.*                                            1,346          62,185
Bed Bath & Beyond Inc.*                                   3,162          91,224
Best Buy Co. Inc.*                                        2,357         139,016
Big Lots Inc*                                               112           1,187
Black & Decker Corporation                                1,268          49,870
Circuit City Stores-Circuit                               1,905          31,814
Cooper Tire & Rubber                                        807          13,453
Costco Wholesale Corp.*                                   5,634         210,768
Dana Corp.                                                1,510          29,596
Delphi Automotive Systems                                 7,032         105,410
Dillards Inc Class A                                      1,098          19,654
Dollar General Corp.                                      3,273          56,459
Eaton Corp.                                                 864          62,148
Family Dollar Stores                                      2,000          60,000
Federated Department Stores*                              2,016          73,201
Ford Motor Company                                       22,107         439,266
Gap Inc.                                                 10,547         207,249
General Motors Corp.                                      6,149         336,658
Genuine Parts Co.                                         1,755          53,984
Goodrich (B.F.) Co.                                       1,321          42,338
Goodyear Tire & Rubber Co.                                1,678          41,111
Hasbro Inc.                                               1,883          32,651
Home Depot Inc.                                          27,746       1,274,929
ITT Industries Inc.                                       1,109          50,071
K Mart Corp.*                                             5,508          55,300
Kohls Corp.*                                              3,330         184,815
Limited Inc.                                              5,144          72,530
Liz Claiborne Inc.                                          700          36,715
Lowe's Companies                                          9,086         337,999
Marriott International Inc.                               2,831         124,139
Masco Corp.                                               5,251         135,581
Mattel Inc.                                               3,407          61,292
May Department Stores Co.                                 4,192         141,061
Maytag Corp.                                                965          29,654
Newell Rubbermaid Inc.                                    2,989          68,448
Nike Inc.                                                 3,713         185,650
Nordstrom Inc.                                            1,560          31,278

--------------------------------------------------------------------------------
S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS               8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Paccar Inc.                                                 749    $     41,420
Penney (J.C.) Co.                                         2,783          66,792
RadioShack Corporation                                    2,275          53,235
Reebok International Ltd.*                                  557          14,978
Sears, Roebuck And Co.                                    5,152         220,248
Snap-On Inc.                                                589          14,996
Stanley Works                                               860          36,025
Target Corporation                                       11,570         400,901
Tiffany & Co.                                             1,660          51,709
TJX Companies Inc.                                        2,833          99,438
Toys R US Inc.*                                           3,077          73,633
TRW Inc                                                   1,243          43,754
V.F. Corporation                                          1,219          42,141
Visteon Corp                                              2,059          35,209
Wal-Mart Stores Inc.                                     52,660       2,530,313
Whirlpool Corp.                                             725          47,865
                                                                   ------------
Total Consumer Cyclical                                               8,730,813
                                                                   ------------
Consumer Non-Durable (22.62%)
Abbott Laboratories                                      18,472         918,058
Alberto-Culver Co.                                          536          23,086
Albertson's Inc.                                          5,165         180,723
Allergan Inc.                                             1,273          91,974
American Home Products Corp.                             16,138         903,728
Anheuser-Busch Companies Inc.                            11,460         493,238
Archer-Daniels-Midland Co.                                8,961         120,342
Autodesk Inc.                                               462          17,713
Avery Dennison Corp.                                      1,254          64,468
Avon Products                                             3,405         157,073
Bard (C.R.) Inc.                                            542          31,355
Bausch & Lomb Inc.                                          548          19,931
Baxter International Inc.                                 7,320         377,712
Becton Dickinson & Co.                                    3,273         117,599
Biomet Inc.                                               2,506          69,241
Boston Scientific Corp.*                                  5,153          98,422
Bristol-Myers Squibb Co.                                 22,563       1,266,687
Brown-Forman Corp Class B                                   669          43,151
Brunswick Corp.                                             943          20,548
Campbell Soup Company                                     5,052         142,416
Cardinal Health Inc.                                      6,136         447,560
Carnival Corp.                                            6,923         216,551
Cintas Group                                              2,000          93,120
Clear Channel Communications*                             6,852         344,450
Clorox Company                                            3,147         117,226
Coca-Cola Co.                                            30,379       1,478,546
Coca-Cola Enterprises                                     4,860          73,726
Colgate-Palmolive Company                                 7,708         417,388
Comcast Corp.*                                           11,468         420,073
Computer Associates International Inc.                    6,653         206,576
Computer Sciences Corp.*                                  2,068          77,757
Conagra Inc.                                              6,257         143,598
Concord EFS Inc.*                                         2,650         139,046
Coors (Adolph). Class B                                     477          22,085
CVS Corp.                                                 5,404         195,138
Darden Restaurants Inc.                                   1,503          43,016
Deluxe Corp.                                                934          30,654
Disney (Walt) Co                                         24,674         627,460
Donnelley (R.R.) & Sons Co.                               1,458          43,478
Dow Jones & Co. Inc.                                        930          51,038
Eli Lilly & Co.                                          13,641       1,058,951
Forest Labs CL A*                                         2,000         146,020
Fortune Brands Inc.                                       1,976          75,582
Gannett Co. Inc.                                          3,621         223,271
General Mills Inc.                                        4,187         185,652
Gillette Company                                         10,943         335,403
Guidant Corp.*                                            3,790         136,895
Harrah's Entertainment Inc.*                              1,020          29,152
HCA - The Healthcare Company                              6,589         301,381
Healthsouth Corp.*                                        1,513          27,355
Heinz (H.J.) Co.                                          4,742         214,244
Hershey Foods Corp.                                       1,480          95,430
Hilton Hotels Corp.                                       2,862    $     36,376
Humana Inc.*                                              1,579          18,948
IMS Health Inc.                                           4,161         110,766
International Flavors & Fragrances                        1,066          32,140
Interpublic Group Cos. Inc.                               3,518          95,267
Johnson & Johnson                                        35,625       1,877,794
Kellogg Co.                                               5,369         171,754
Knight Ridder Inc                                           915          55,449
Kroger Co.*                                              10,128         269,607
Loews Corp.                                               2,934         143,238
Manor Care Inc.*                                          1,054          29,649
McDonald's Corp.                                         16,887         507,117
McGraw-Hill Companies Inc.                                2,258         133,787
Mckesson HBOC Inc.                                        1,780          69,865
Medimmune Inc.*                                           2,501         100,415
Medtronic Inc.                                           14,731         670,850
Merck & Co., Inc.                                        27,020       1,759,002
Meredith Corp.                                              452          14,713
New York Times Co. Class A                                1,873          80,071
Office Depot Inc.*                                          332           4,615
Omnicom Group                                             1,779         138,388
Paychex Inc.                                              4,000         148,280
Pepsi Bottling Group Inc.                                 1,600          70,640
Pepsico Inc.                                             21,642       1,017,174
Pfizer Inc.                                              74,069       2,837,583
Pharmacia Corporation                                    15,671         620,572
Philip Morris Companies Inc.                             27,109       1,284,967
Procter & Gamble Co.                                     15,770       1,169,346
Qwest Communications International                       18,492         397,578
Ralston Purina Group                                      4,178         136,537
Sabre Holdings Corp*                                      1,610          67,910
Safeway Inc.*                                             6,214         280,314
Sara Lee Corp.                                           10,697         235,334
Schering-Plough Corporation                              17,703         675,015
ST Jude Medical Inc.*                                     1,255          86,344
Staples Inc.*                                             5,759          86,673
Starbucks Corp.*                                          4,400          74,228
Stryker Corp.                                             2,410         132,140
Supervalu Inc.                                            1,739          36,484
Sysco Corp.                                               6,986         195,748
Tenet Healthcare Corporation*                             3,331         184,604
Tribune Co.                                               2,840         111,953
Tricon Global Restaurants Inc.*                           1,700          72,454
Tupperware Corp.                                            598          14,131
Unilever NV                                               6,361         388,593
UnitedHealth Group Incorporated                           4,162         283,266
Univision Communications, Inc.*                           1,880          56,080
UST Inc.                                                  1,803          59,499
Viacom Inc.* Class B                                     21,289         902,654
Walgreen Co.                                             12,973         445,623
Watson Pharmaceutical Inc.*                               1,194          66,983
Wellpoint Health Networks*                                  864          91,999
Wendy's International Inc.                                1,241          35,232
Winn-Dixie Stores Inc.                                    1,470          33,002
Wrigley (WM.) JR Co.                                      2,614         131,066
Zimmer Holdings Inc*                                      2,256          61,363
                                                                   ------------
Total Consumer Non-Durable                                           31,986,467
                                                                   ------------
Energy (6.09%)
AES Corp.*                                                6,342         210,047
Amerada Hess Corp.                                          972          75,534
Anadarko Petroleum Corp.                                  2,229         115,351
Apache Corp.                                                855          40,125
Ashland Inc                                                 723          30,655
Baker Hughes Inc.                                         3,144         103,563
Burlington Resources Inc.                                 1,767          67,146
Chevron Corporation                                       8,523         773,462
Devon Energy Corporation                                  1,590          73,569
Dynegy, Inc.                                              3,290         138,739
EL Paso Corp.                                             5,823         282,940
EOG Resources Inc.                                        1,350          42,687

--------------------------------------------------------------------------------
S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS               8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        81,284    $  3,263,553
Halliburton Co                                            5,494         153,063
Kerr-McGee Corp.                                            860          50,233
Kinder Morgan, Inc.                                       1,436          79,842
McDermott International Inc.*                               540           5,751
Nabors Industries*                                        1,706          41,831
Occidental Petroleum Corp.                                3,601          99,100
Phillips Petroleum Co.                                    3,456         198,720
Rowan Companies Inc.*                                       784          12,191
Royal Dutch Petroleum Company                            25,865       1,464,735
Schlumberger Ltd.                                         6,865         336,385
Sunoco Inc.                                               1,001          37,868
Texaco Inc.                                               7,426         517,221
Tosco Corp.                                               1,945          90,248
Transocean Sedco Forex Inc.                               3,650         105,485
Unocal Corp.                                              2,795          98,664
USX-Marathon Group Inc.                                   3,304         104,109
                                                                   ------------
Total Energy                                                          8,612,817
                                                                   ------------
Manufacturing (4.16%)
Air Products & Chemicals Inc                              2,491         105,618
Alcan Aluminium Ltd.                                      4,081         148,222
Alcoa Inc                                                 9,652         367,934
Allegheny Technologies Inc.                               1,085          20,073
Applied Materials Inc.*                                   9,183         395,695
Applied Micro Circuits Corp.*                             3,600          51,372
Ball Corp.                                                  291          15,321
Barrick Gold Corp.                                        4,281          68,582
Bemis Co.                                                   513          22,449
Boise Cascade Corp.                                         478          17,543
Centex Corp.                                                560          24,528
Citrix Systems Inc.*                                      1,980          65,241
Comverse Technology Inc.*                                 2,072          52,090
Corning Inc.                                             10,239         122,970
Crane Co.                                                   532          14,944
Dell Computer Corp.*                                     29,497         630,646
Dow Chemical Company                                     10,950         383,907
Du Pont (E.I.) de Nemours & Co                           11,256         461,158
Eastman Chemical Company                                    759          29,442
Eastman Kodak Co.                                         4,179         186,676
Ecolab Inc.                                               1,251          50,140
EMC Corp-Mass*                                           24,786         383,192
Engelhard Corp                                            1,377          35,981
FMC Corp.*                                                  331          20,684
Freeport-McMoran Copper & Gold Inc.*                      2,235          27,669
Gateway Inc.*                                             3,920          35,162
Georgia-Pacific (Georgia-Pacific Group)                   2,640          96,466
Great Lakes Chemical Corp.                                  608          15,170
Hercules Inc.*                                            1,037          11,718
Homestake Mining Company                                  1,533          12,693
Inco Ltd.*                                                1,659          27,573
International Paper Co.                                   5,643         226,397
KB Home                                                     388          12,560
Kimberly-Clark Corp.                                      6,936         430,379
Leggett & Platt Inc.                                      2,498          58,753
Louisiana-Pacific Corp                                    1,047          11,119
Mead Corp.                                                1,004          33,373
Millipore Corp.                                             916          58,120
National Service Industries Inc                             451          10,644
Newmont Mining Corp.                                      2,278          47,246
Novellus Systems Inc.*                                    1,557          68,991
Nucor Corp.                                                 848          41,213
Pactiv Corporation*                                       1,923          30,537
Phelps Dodge Corp.                                          935          36,839
Placer Dome Inc.                                          4,418          48,819
PPG Industries Inc.                                       2,255         122,041
Praxair Inc.                                              1,510          71,076
Pulte Corp.                                               1,000          37,850
Rohm & Haas Co.                                           2,627          94,336
Sealed Air Corp.*                                         1,316          52,877
Sherwin-Williams Co.                                      1,667          37,758
Sigma-Aldrich                                               962    $     43,877
Temple-Inland Inc.                                          536          31,281
Textron Inc.                                              2,130         111,591
USX-U.S. Steel Group Inc.                                   819          16,290
Westvaco Corp.                                              981          29,871
Weyerhaeuser Co.                                          2,767         157,027
Willamette Industries                                     1,073          52,041
Worthington Industries                                      880          12,320
                                                                   ------------
Total Manufacturing                                                   5,886,085
                                                                   ------------
Service (1.15%)
Automatic Data Processing                                 7,731         400,157
Block H & R Inc.                                          1,998          77,742
Cendant Corporation*                                      8,375         159,711
Convergys Corp.*                                          1,800          50,526
Equifax Inc.                                              1,343          34,958
First Data Corp.                                          4,647         306,005
Fiserv, Inc.*                                             1,600          86,672
Jabil Circuits, Inc.*                                     2,200          50,842
Mercury Interactive Corp.*                                1,000          27,010
Moody's Corp.                                             1,642          56,468
Palm Inc*                                                 6,893          24,677
Quintiles Transnational Corp.*                            2,482          43,460
Robert Half Intl.*                                        2,116          52,667
TMP Worldwide Inc.*                                       1,300          58,305
Waste Management Inc                                      6,326         195,663
                                                                   ------------
Total Service                                                         1,624,863
                                                                   ------------
Technology (16.42%)
ADC Telecommunications Inc.*                              7,484          32,705
Adobe Systems Inc                                         2,666          89,604
Advanced Micro Devices*                                   2,638          35,745
Agilent Technologies Inc.*                                4,812         127,518
Altera Corp*                                              4,480         127,232
American Power Conversion*                                2,200          30,426
Amgen Inc.*                                              12,671         814,745
Analog Devices Inc.*                                      4,218         201,536
Andrew Corp*                                                863          17,553
AOL Time Warner Inc.*                                    51,883       1,937,830
Apple Computer Inc.*                                      3,884          72,048
Applied Biosystems Group - Applera Corp                   2,528          63,225
AT&T Wireless Services Inc*                              29,948         464,194
Avaya Inc.*                                               3,178          36,102
Biogen Inc.*                                              1,802         108,769
BMC Software Inc.*                                        2,825          45,200
Boeing Co.                                               10,676         546,611
Broadcom Corp. Class A*                                   2,600          83,590
BroadVision Inc.*                                         3,200           4,128
Chiron Corp.*                                             2,192         102,191
Cisco Systems Inc.*                                      88,460       1,444,552
Compaq Computer Corp.                                    20,249         250,075
Compuware Corp.*                                          5,061          61,795
Conexant Systems Inc.*                                    2,898          34,515
Electronic Data Systems Corp                              5,675         334,712
Enterasys Networks Inc*                                   1,502          15,245
General Dynamics Corp.                                    2,503         197,637
Global Crossing Ltd.*                                     9,574          40,498
Hewlett-Packard Co                                       24,134         560,150
Honeywell International Inc                              10,411         387,914
Intel Corp.                                              78,570       2,196,817
International Business Machines Corp.                    21,350       2,135,000
Intuit Inc. *                                             2,510          94,828
JDS Uniphase Corp.*                                       9,850          69,443
King Pharmaceuticals Inc.*                                2,666         115,305
Kla-Tencor Corp.*                                         1,982          97,395
Lexmark International Inc.*                               1,513          78,752
Linear Technology Corp.                                   3,400         139,672
Lockheed Martin Corporation                               5,176         206,315
LSI Logic Corp.*                                          5,128         103,842
Lucent Technologies Inc.                                 38,182         260,401
Maxim Integrated Products*                                3,200         147,872

--------------------------------------------------------------------------------
S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS               8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Micron Technology Inc.*                                   6,724    $    252,890
Microsoft Corp.*                                         65,813       3,754,632
Motorola Inc.                                            25,622         445,823
National Semiconductor Corp.*                             1,773          58,598
Network Appliance Inc.*                                   3,502          45,386
Nextel Communications Inc.* Class A                       8,922         107,778
Nortel Networks Corporation                              32,600         204,076
Northrop Grumman Corp.                                      970          79,540
Novell Inc.*                                              3,846          17,499
Oracle Corporation*                                      63,650         777,167
Parametric Technology Corp.*                                272           1,983
Peoplesoft Inc.*                                          3,478         119,921
PerkinElmer Inc.                                            914          29,321
Pitney Bowes Inc.                                         3,528         153,433
PMC - Sierra Inc.*                                        1,950          59,963
Qlogic Corp.*                                             1,100          33,011
Qualcomm Inc.*                                            9,106         535,888
Raytheon Company                                          3,242          85,232
Riverstone Networks Inc*                                    770           7,300
Rockwell Collins                                          2,312          46,980
Rockwell International Corp.                              2,312          37,108
Sanmina Corp.*                                            3,324          59,865
Sapient Corp.*                                            1,200           6,492
Scientific-Atlanta Inc.                                   1,498          30,769
Siebel Systems Inc*                                       4,620          99,792
Solectron Corp.*                                          7,532         102,435
Sun Microsystems Inc.*                                   38,460         440,367
Symbol Technologies, Inc.                                 2,992          40,392
Tektronix Inc.*                                           1,446          28,255
Tellabs Inc.*                                             4,886          65,082
Texas Instruments Inc.                                   20,378         674,512
Thomas & Betts Corp.                                        658          14,088
Unisys Corporation*                                       1,823          21,548
United Technologies Corp.                                 6,223         425,653
Veritas Software Corp.*                                   4,315         123,927
Vitesse Semiconductor*                                    1,998          29,171
Xerox Corp.                                               6,311          58,061
Xilinx Inc.*                                              3,722         145,307
Yahoo Inc*                                                6,700          79,462
                                                                   ------------
Total Technology                                                     23,212,394
                                                                   ------------
Transportation (1.02%)
AMR Corp/Del*                                             2,229          71,306
Burlington Northern Santa Fe Corp.                        5,996         162,552
Conoco Inc. Class B                                       7,985         236,516
CSX Corporation                                           2,450          86,583
Delta Air Lines Inc.                                      1,674          64,616
FedEx Corporation*                                        2,955         124,406
Harley-Davidson Inc.                                      3,706         180,075
Navistar International*                                     634          21,727
Norfolk Southern Corp.                                    4,834          90,009
Ryder System Inc.                                           775          17,507
Southwest Airlines                                        7,141         127,752
Stilwell Financial Inc                                    2,624          75,046
Union Pacific Corp.                                       3,261         173,713
US Airways Group Inc.*                                      762    $      9,677
                                                                   ------------
Total Transportation                                                  1,441,485
                                                                   ------------
Utility (7.00%)
Allegheny Power System                                    1,370          60,390
Alltel Corp.                                              3,768         218,544
Ameren Corporation                                        1,519          62,659
American Electric Power                                   3,383         154,840
AT&T Corp.                                               42,723         813,446
Bellsouth Corporation                                    22,810         850,813
Calpine Corp.*                                            3,290         108,636
CenturyTel Inc.                                             141           4,942
Cinergy Corp.                                             1,534          49,395
Citizens Communications Company*                          3,100          33,325
CMS Energy Corp.                                            117           2,745
Consolidated Edison Inc.                                  2,663         108,917
Constellation Energy Group Inc.                           1,431          42,959
Dominion Resources Inc/Va                                 2,927         184,255
DTE Energy Company                                        1,456          63,030
Duke Energy Corp                                          9,394         369,278
Edison International*                                     4,161          56,631
Enron Corp.                                               8,824         308,752
Entergy Corp.                                             2,229          85,861
Exelon Corp.                                              3,946         215,452
FirstEnergy Corporation                                   3,155         103,768
FPL Group Inc.                                            2,341         127,233
GPU Inc.                                                  1,500          57,270
KeySpan Corporation                                       1,500          48,450
Mirant Corp*                                              3,499         100,246
NCR Corporation*                                          1,097          41,521
NI Source, Inc.                                           1,484          37,412
Niagara Mohawk Holdings Inc.*                             1,549          27,015
Nicor Inc.                                                  477          18,489
Noble Drilling Corp.*                                     1,560          42,432
Oneok Inc.                                                  544           8,813
Peoples Energy Corp.                                        336          13,205
PG&E Corp                                                 5,378          88,199
PPL Corporation                                           1,545          66,976
Progress Energy Inc.                                      3,010         125,487
Public Service Enterprise Group                           2,341         108,388
Reliant Energy Inc.                                       3,690         110,921
SBC Communications Inc.                                  40,263       1,647,159
Sempra Energy                                             2,955          80,051
Southern Co.                                              8,800         203,896
Sprint Corp. (FON Group)                                 11,140         260,008
Sprint Corp. (PCS Group)*                                10,340         258,293
TXU Corporation                                           3,244         154,025
Verizon Communications                                   32,587       1,629,350
Williams Cos. Inc.                                        6,179         201,126
Worldcom Inc*                                            33,881         435,710
XCEL Energy Inc.                                          3,890         106,564
                                                                   ------------
Total Utility                                                         9,896,877
                                                                   ------------
Total Common Stock (Cost $89,242,743)                               121,199,645
                                                                   ------------

      Par Value
      ---------

Short-Term Investments (14.03%)
     $ 14,000,000     United States Treasury Bills 4.22%
                         09/20/01 (b)                                13,974,551
        2,919,635     Firstar Institutional Money Market Fund         2,919,635
        2,937,348     Firstar Government Money Market Fund            2,937,348
                                                                   ------------
                      Total Short-Term Investments
                         (Cost $19,831,534)                          19,831,534
                                                                   ------------
                      Total Investments (Cost $109,074,277)(a)
                         (99.74%)                                   141,031,179
                      Other Net Assets (0.26%)                          358,690
                                                                   ------------
                         Net Assets (100.00%)                      $141,389,869
                                                                   ============
-----------------
*    Non- Income Producing Security

--------------------------------------------------------------------------------
S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS               8/31/2001


--------------------------------------------------------------------------------

(a) Aggregate cost for federal income tax purposes is 109,074,277. At August 31, 2001, unrealized appreciation
     (depreciation) of securities for federal income tax purpose is as follows:

                      Unrealized appreciation                      $ 40,019,882
                      Unrealized depreciation                        (8,062,980)
                                                                   ------------
                         Net unrealized appreciation               $ 31,956,902
                                                                   ============
(b At August 31, 2001, certain United States Treasury Bills with a market value of $1,946,334 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2001: (Contracts-$250 times premium/delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                      S&P 500 Index:
                      70/Sep 01/Long                               $ (2,191,405)
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS            8/31/2001

COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Common Stock (83.49%)
Banking & Financial Service (15.17%)
Allmerica Financial Corp.                                 4,470    $    238,117
American Fin. Group, Inc.                                 5,100         119,442
Americredit Corp.*                                        6,470         298,655
Associated Banc Corp.                                     2,880          97,661
Astoria Financial Corp.                                   4,500         265,500
Banknorth Group Inc.                                     13,400         294,800
Certegy Inc*                                              6,271         215,472
Check Free Holding Corp.*                                 3,100          67,921
City National Corp.                                       4,384         204,031
Compass Bancshares, Inc.                                 10,800         287,820
Dime Bancorp Inc.                                        10,093         389,590
E*Trade Group Inc*                                       18,820         120,448
Eaton Vance Corp.                                         6,060         200,586
Edwards AG Inc.                                           7,357         300,166
Everest Re Holdings                                       4,400         285,560
First Tennesse Ntl., Corp.                               10,100         325,321
First Virginia Banks, Inc.                                4,700         215,965
FirstMerit Corp.                                          7,938         191,941
Gallagher, Arthur J. & Co.                                6,276         166,377
Gartner Group, Inc. Cl B*                                 3,401          33,160
Golden State Bancorp Inc.                                11,000         330,220
Greater Bay Bancorp                                       3,520          93,421
Greenpoint Fin. Corp.                                     9,000         355,500
HCC Insurance Holdings Inc.                               5,200         131,144
Hibernia Bank Corp. Class B                              14,400         248,976
Horace Mann Educators                                     3,450          69,690
IndyMac Bancorp Inc.*                                     5,400         142,398
Investment Tech. Group, Inc.*                             2,700         156,573
Investors Financial Services Corp.                        2,640         169,092
LaBranche & Co Inc.*                                      5,300         139,178
Legg Mason, Inc.                                          5,292         236,605
M&T Bank Corporation                                      8,374         608,371
Marshall and Isley Corp.                                  9,280         516,154
Mercantile Bankshares Corp.                               6,200         252,650
Mony Group Inc.                                           4,200         147,000
National Commerce Financial Corp                         18,107         459,194
NCO Group, Inc.*                                          2,300          47,150
Neuberger Berman Inc.                                     6,300         275,436
North Fork Bancorp                                       14,911         444,348
Ohio Causualty Corp.                                      6,200          85,622
Old Republic International Corp.                         11,400         306,090
Pacific Century Financial Corp.                           7,900         206,348
Protective Life Corp.                                     2,900          86,507
Provident Financial Group                                 4,300         132,655
Radian Group Inc.                                         7,166    $    287,428
Roslyn Bancorp, Inc.                                      8,895         167,582
RSA Security Inc.*                                        4,975          95,719
SEI Investments Co.                                       9,894         406,050
Silicon Valley Bancshares*                                4,300          96,148
Sovereign Bancorp, Inc.                                  22,090         244,757
TCF Financial Corp.                                       7,989         362,701
The PMI Group, Inc.                                       3,850         251,020
Unitrin, Inc.                                             5,900         217,120
Waddell & Reed Financial Inc.                             6,900         216,522
West America Bancorp                                      3,400         132,872
Wilmington Trust Corp.                                    3,300         201,201
                                                                   ------------
Total Banking & Financial Service                                    12,637,975
                                                                   ------------
Capital Good (4.28%)
AGCO Corp.                                                2,700          31,725
Albany Intl. Corp. Cl A*                                  2,568          54,185
Ametek, Inc.                                              3,100          94,581
Borg-Warner Inc.                                          2,250         114,975
Cirrus Logic, Inc.*                                       6,900          97,566
Credence Systems Corp*                                    1,000          16,880
Donaldson Co. Inc.                                        4,700         140,295
Dycom Industries*                                         3,800          55,062
Federal Signal Corp.                                      4,000          82,720
Flowserve Corp.*                                          3,736          93,213
Hubbell, Inc. Cl. B                                       5,130         149,437
Integrated Device Tech. Inc*                              8,410         261,467
International Rectifier Corp.*                            2,194          81,134
Jacobs Engineering Group*                                 2,400         140,688
L-3 Communications Holdings Inc.*                         3,400         228,140
Modine Manufacturing Co.                                  3,000          86,010
Newport News Shipbuilding, Inc.                           2,940         193,628
Packaging Corporation Of America*                         9,500         174,610
Plexus Corp.*                                             3,656         127,302
Rayonier, Inc.                                            2,800         130,200
SPX Corp.*                                                3,450         401,063
Stewart & Stevenson Svcs                                  3,000          82,380
Structural Dyn. Research*                                 3,000          74,910
Tecumseh Prod. Co. Cl. A                                  1,900          93,062
Trinity Industries                                        3,700          92,204
UCAR Intl Inc.*                                           2,300          29,210
Vishay Intertech., Inc.*                                 10,862         253,410
WI Central Transport*                                     2,200          37,422
York Intl. Corp. New Com                                  3,900         148,200
                                                                   ------------
Total Capital Good                                                    3,565,679
                                                                   ------------

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Consumer Cyclical (4.61%)
Abercrombie & Fitch. Class A*                             8,770    $    266,082
Bandag Inc.                                               1,690          50,075
Barnes & Noble, Inc.*                                     6,200         250,914
BJ'S Wholesale Club Inc.*                                 6,500         318,500
Cabot Microelectronics Corp.*                             1,802         126,230
Callaway Golf Co.                                         6,800         123,216
Carlisle Cos., Inc.                                       2,900         102,515
Claire's Stores, Inc.                                     4,950          85,982
Clayton Homes, Inc.                                      13,701         209,762
Dollar Tree Stores Inc.*                                  8,550         202,892
Fastenal Co.                                              3,600         236,700
Furniture Brands Intl. Inc.*                              4,600         119,968
Gentex Corp.*                                             6,046         180,775
Lear Corp.*                                               5,930         214,903
Martin Marietta Materials                                 3,600         142,200
Mohawk Inds.*                                             5,331         237,763
Neiman-Marcus Group, Inc. Class A*                        4,400         139,964
Payless Shoesource*                                       1,984         115,608
Superior Industries                                       2,800         107,380
Teleflex, Inc.                                            3,400         167,280
UNIFI, Inc.*                                              2,600          25,506
VISX, Inc.*                                               5,430          94,916
Webster Financial Corp.                                   4,000         130,080
William Sonoma, Inc.*                                     5,934         188,701
                                                                   ------------
Total Consumer Cyclical                                               3,837,912
                                                                   ------------
Consumer Non-Durable (22.70%)
American Eagle Outfitters*                                6,000         154,500
AmerisourceBergen Corp*                                   8,568         552,095
Apogent Technologies Inc.*                                8,930         214,677
Appria Healthcare Group*                                  4,900         133,084
Banta Corp.                                               2,800          83,972
Barr Laboratories Inc.*                                   3,115         260,850
Belo (A.H.) Corp. Sr. A                                  11,500         209,760
Bisys Group Inc.*                                         5,044         292,048
Bob Evans Farms                                           3,300          73,722
Brinker International Inc.*                               9,015         239,799
Carter-Wallace Inc.                                       3,700          74,740
Catalina Marketing Corp.*                                 3,772         123,835
CBRL Group Inc.                                           5,600         117,936
Ceridian Corp*                                           13,026         253,356
Church and Dwight Inc.                                    3,300          89,892
Colonial Bancgroup Inc                                    9,700         130,950
Cor Therapeutics, Inc.*                                   4,800         131,760
Covance, Inc.*                                            5,500         105,710
Dean Foods Co.                                            3,400         146,574
Dentsply Intl., Inc.                                      4,700         209,714
Devrey, Inc.*                                             6,354         208,602
Dial Corp.                                                7,740         130,419
Dole Food Co.                                             5,800         139,142
Dreyer Grand Ice Cream                                    2,400          71,808
Dun & Bradstreet Corp.*                                   7,221         240,893
Edwards Lifesciences Corp.*                               5,386         141,598
Emmis Communications Corp. Cl. A*                         4,400         105,512
Energizer Holdings, Inc.*                                 4,192          74,073
Entercom Communications Corp.*                            4,100         171,503
Express Scripts, Inc.*                                    7,292         390,268
First Health Group Corp.*                                 8,400         235,200
Galileo International, Inc.                               8,100         251,910
Gilead Services, Inc.*                                    8,440         512,392
Glatfelter (P.H.) Co.                                     3,900          62,166
Gtech Holdings Corp.*                                     3,178         104,810
Harte Hanks, Inc.                                         2,000          47,680
Health Mgmt. Assoc. Cl.A.*                               22,550         449,873
Health Net Inc.*                                         11,000         207,570
Hispanic Broadcasting Corp.*                              4,200          86,688
Hon Inds                                                  5,200         125,996
Hormel Foods Corp.                                       11,700         297,999
ICN Pharmeceuticals Inc.                                  6,858         201,968
Idec Pharmaceuticals Corp.*                              12,100         717,167
Incyte Genomics, Inc.*                                    2,660    $     47,029
Int'l Speedway Corp. Cl. A                                4,700         192,183
Interstate Bakeries Corp.                                 2,522          62,293
IVAX Corp.*                                              15,962         537,281
Jones Apparel Group*                                     10,702         341,394
Lancaster Colony Corp.                                    3,731         121,258
Lance, Inc.                                               2,800          39,480
Lands End Inc. *                                          2,700         103,734
Lee Enterprises                                           4,200         138,768
LifePoint Hospitals Inc.*                                 3,390         145,058
Lincare Holdings Inc.*                                   10,196         289,668
Longs Drug Stores Corp.                                   3,180          82,298
Mandalay Resorts Co.*                                     5,700         141,816
McCormick & Co.                                           6,660         301,032
Media General, Inc. Cl. A                                 2,600         129,220
Miller (Herman), Inc.                                     7,900         180,278
Millinium Pharmeceuticals*                               14,300         393,250
Modis Prof. Services*                                     3,600          22,356
Mylan Laboratories                                       11,800         389,282
Noble Affiliates                                          5,000         168,750
NSTAR- W/I                                                5,400         240,624
Omnicare, Inc.                                            8,430         201,646
Outback Steakhouse, Inc.*                                 6,900         201,825
Oxford Health Plans Inc.*                                 7,170         214,957
Pacific Health Systems*                                   2,556          37,573
Papa Johns Int'l., Inc.*                                  1,980          49,995
Park Place Entertainment*                                24,830         263,943
Perrigo Co.*                                              6,080          98,131
Pittston Brink's Group                                    4,559         100,572
Price Communications Corp.*                               4,700          84,506
Quest Diagnostics, Inc.*                                  8,000         501,200
Readers Digest Assoc. Cl.A                                7,500         140,250
RJ Reynolds Tabacco Hldgs                                 9,366         540,887
Ross Store, Inc.                                          8,476         248,347
Ruddick Corp.                                             3,900          65,325
Saks Holding, Inc.*                                      10,860         113,487
Sensient Technologies Corp.                               4,300          94,557
Sepracor Inc. *                                           4,900         209,230
Six Flags, Inc.*                                          7,400         123,062
Smucker (J.M.) Co. Cl. A                                  2,400          67,152
Steris Corp.*                                             5,940         128,542
Sungard D.S., Inc.*                                      23,376         552,842
Tootsie Roll Inds                                         4,532         179,195
Triad Hospitals Inc*                                      5,257         190,041
Trigon Healthcare Inc.*                                   3,200         207,200
Tyson Foods, Inc. Cl. A                                  13,380         141,159
Universal Corp.                                           3,100         131,533
Valassis Communications*                                  5,108         180,925
Vertex Pharmaceuticals Inc.*                              4,938         182,163
Viad Corp.                                                8,700         228,810
Wallace Comp. Services Inc.                               4,200          70,770
Washington Post, Class B                                    817         468,550
Westwood One, Inc.*                                       8,610         245,385
                                                                   ------------
Total Consumer Non-Durable                                           18,905,023
                                                                   ------------
Energy (4.20%)
BJ Services*                                             11,600         260,188
Ensco Intl., Inc.                                         9,510         173,462
Equitable Resources Inc.                                  5,800         185,600
Global Marine, Inc.*                                     12,780         184,032
Grant Prideco, Inc.*                                      5,656          59,162
Hanover Compressor Co.*                                   5,200         131,352
Helmerich & Payne                                         4,440         135,686
Marine Drilling Co. Inc.*                                 5,500          70,950
Murphy Oil Corp.                                          3,600         271,800
National Fuel Gas Co.                                     3,200         152,992
Ocean Energy, Inc.                                       11,019         207,708
Pennzoil-Quaker State Co.                                 5,994          73,606
Pioneer Nat. Resources*                                   7,100         124,250
Questar                                                   6,700         151,688

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Sequa Corp.*                                                800    $     42,160
Smith International, Inc.*                                3,500         162,400
Tidewater, Inc.                                           4,700         146,217
Ultramar D. Shamrock                                      7,000         361,480
Valero Energy Corp.                                       5,100         211,650
Weatherford Intl.*                                        9,056         301,293
Western Gas Resources Inc                                 2,900          89,175
                                                                   ------------
Total Energy                                                          3,496,851
                                                                   ------------
Manufacturing (8.65%)
Advanced Fibre Communication*                             7,500         181,875
Airgas, Inc.*                                             3,200          44,960
AK Steel Holding Corp.                                    9,030         117,571
Albemarle Corp.                                           4,900         103,586
American Standard Co.*                                    6,400         447,040
Arch Coal Inc                                             4,660          84,812
Avocent Corp.*                                            1,946          39,912
Bowater, Inc.                                             4,400         208,736
Cabot Corp.                                               6,100         246,257
Carpenter Technology                                      1,800          52,164
CDW Computer Centers Inc.*                                6,480         264,384
Coach Inc*                                                4,000         145,200
Cooper Cameron Corp.*                                     4,420         191,165
Crompton Corp.                                            7,359          66,967
Cytec Inds.*                                              2,600          85,852
FEI Company*                                              2,800          97,524
Ferro Corp.                                               3,300          75,570
Fuller (H.B.) Corp.                                       1,300          69,771
Georgia Pacific Co Timber                                 7,750         306,280
Harsco Corp.                                              4,300         152,220
Hillenbrand Industries                                    5,390         292,677
IMC Global, Inc.                                          5,600          66,136
International Game Tech.*                                 6,450         345,204
Iowa Beef Processing                                      4,567         114,175
Kaydon Corp.                                              2,700          63,585
Kemet Corp.*                                              7,526         136,973
Kennametal, Inc.                                          2,500          97,500
Lam Research Corp.*                                      10,100         285,931
Legato Systems Inc.*                                      7,200          61,128
Lennar Corp.                                              5,500         245,025
Longview Fibre Co.                                        5,000          62,550
Lubrizol Corp.                                            5,200         187,096
Lyondell Petrochemical                                    7,600         103,436
Macromedia, Inc.*                                         1,000          13,930
Minerals Technology, Inc.                                 2,100          91,770
National-Oilwell Inc.*                                    6,100          94,794
Nordson Corp.                                             3,000          78,120
Olin Corp.                                                4,500          74,520
Pentair, Inc.                                             3,700         138,750
Plantronics Inc.*                                         4,000          79,600
Potlatch Corp.                                            2,729          90,057
Quantum Corp.*                                           10,830          94,979
RPM, Inc. Ohio                                            9,218         101,582
Schulman (A.), Inc.                                       3,500          48,265
Solutia, Inc.                                             7,570         104,542
Sonoco Products, Co.                                      9,662         250,826
Storage Tech. Corp.*                                     10,248         146,546
Suiza Foods Corp.*                                        3,000         173,940
Valspar Corp.                                             4,000         148,600
Waters Corp.*                                            10,900         361,117
Wausau Paper Mills Co.                                    5,542          69,608
                                                                   ------------
Total Manufacturing                                                   7,204,808
                                                                   ------------
Service (2.25%)
Alexander & Baldwin, Inc.                                 3,900         102,375
American W.W., Inc.                                       8,400         288,960
Apollo Group Inc. Cl. A *                                11,550         454,724
Kelly Services, Inc. Cl. A                                3,300          82,269
ManPower, Inc.                                            6,600         203,412
Newport Corp.                                             3,000          54,360
Rollins, Inc.                                             3,200          64,896
Scholastic Corp.*                                         2,800    $    109,004
Sotheby's Holdings. Cl. A*                                4,700          74,730
Tech Data Corp. *                                         4,869         199,142
United Rentals Inc*                                       6,000         139,500
Varco Intl., Inc.*                                        6,492          98,549
                                                                   ------------
Total Service                                                         1,871,921
                                                                   ------------
Technology (13.49%)
3COM Corp.*                                               6,300          25,893
Adtran, Inc.*                                             2,850          65,978
Advent Software Inc*                                      2,700         143,397
Affiliated Computer Svcs*                                 4,500         367,965
Arrow Electronics, Inc.*                                  8,374         224,339
Arvin Meritor., Inc.                                      5,359          94,854
Ascential Software Corp*                                 13,650          64,428
Atmel Corp.*                                             34,400         329,896
Avnet, Inc.                                               8,227         198,106
Axiom Corp.*                                              1,600          20,384
Beckman Coulter, Inc.                                     5,500         251,460
Borders Group*                                            7,120         165,611
Cadence Design Sys., Inc.*                               18,240         400,915
Choicepoint Inc.*                                         4,959         198,112
Commscope, Inc.*                                          1,600          33,760
CSG Systems International, Inc.*                          4,500         206,550
Cypress Semiconductor*                                    9,810         211,994
Diebold Inc.                                              6,600         249,150
DSP Group, Inc.*                                            600          15,000
DST Systems, Inc.*                                       11,300         540,705
Electronic Arts Inc.*                                    10,900         629,039
Enterasys Networks Inc.*                                 15,000         152,250
Genzyme Corp.*                                           15,860         898,310
Granite Construction, Inc.                                3,337          80,922
Harris Corp.                                              5,880         172,460
Henry (Jack) & Associates                                 8,192         209,715
Imation Corp.*                                            3,800          94,810
InFocus Corporation*                                      3,155          57,673
Keane, Inc.*                                              5,970         100,595
Korn/Ferry International*                                 3,400          44,302
Lattice Semiconductor Corp.*                              1,900          44,403
Leucadia National Corp.                                   4,800         157,008
LTX Corp.*                                                4,300          77,013
Macrovision Corp.*                                        4,300         187,523
Mastec Inc.*                                              4,400          44,220
Mentor Graphics Corp.*                                    6,000          99,000
Microchip Tech Inc.*                                     10,941         390,484
MIPS Technologies Inc.* Cl. B                             3,400          28,730
National Instruments Corp.*                               4,507         141,385
Network Associates, Inc.*                                11,390         180,532
Nvidia Corp.*                                             6,100         516,731
Polycom Inc.*                                             2,900          58,812
Powerwave Technologies, Inc.*                             1,800          26,280
Precision Castparts                                       4,500         154,530
Protein Design Labs Inc.*                                 3,848         226,224
Quanta Services, Inc.*                                    1,000          17,990
Rational Software Corp.*                                 14,000         201,040
Retek, Inc.*                                              4,332         121,209
Reynolds & Reynolds Class A                               7,700         191,730
RF Micro Devices Inc.*                                   14,100         358,986
Sandisk Corp.*                                            6,300         129,213
SCI Systems Inc.*                                        11,468         280,966
Semtech Corp.*                                            6,000         223,980
Sensormatic Elect. Corp.*                                 7,100         166,282
Sybase, Inc.*                                             3,600          49,572
Sykes Corp.*                                              2,100          19,446
Sylvan Learning Systems, Inc.*                            3,200          81,088
Symantec Corp.*                                           5,800         249,342
Synopsys, Inc.*                                           5,109         235,729
Titan Corp.*                                              1,000          18,550
Transaction Systems Archit A*                             1,300          14,573
Transwitch Corp.*                                         1,400          11,480
Triquint Semiconductor*                                   9,337         197,944

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Wind River Systems*                                       5,800    $     88,160
                                                                   ------------
Total Technology                                                     11,238,728
                                                                   ------------
Transportation (1.77%)
Airborne Inc                                              3,800          51,528
Alaska Airgroup, Inc.*                                    2,240          73,114
Arris Group Inc*                                          2,200          15,928
Atlas Air Worldwide Hldgs, Inc.*                            800          11,072
C.H. Robinson Worldwide, Inc.                             6,900         214,521
CNF Transportation, Inc.                                  4,100         123,123
Covanta Energy Corp*                                      4,800          76,800
EGL Inc.*                                                 3,420          45,007
Expeditors International Washington Inc.                  4,340         220,732
Gatx Corp.                                                4,400         172,744
Hunt (J.B.) Transport Services Inc.                       3,500          81,235
Overseas Shipholding Grp                                  2,900          79,054
PepsiAmericas Inc.                                       13,120         205,984
Swift Transportation, Inc.*                               4,700         101,473
                                                                   ------------
Total Transportation                                                  1,472,315
                                                                   ------------
Utility (6.37%)
AGL Resources                                             4,700         100,110
Allete Inc.                                               5,700         149,112
Alliant Energy Corp.                                      6,936         210,716
Black Hills Corp.                                         1,700          53,975
Blyth Industries, Inc.                                    4,030          87,854
Broadwing, Inc.*                                         11,080         198,997
Cleco Corporation                                         3,400    $     74,120
Connectiv, Inc.                                           8,600         204,680
DPL Inc.                                                 11,020         285,969
DQE, Inc.                                                 3,510          74,412
Energy East Corporation                                  10,949         230,586
Hawaiian Electric Inds                                    2,700         107,136
Idacorp Inc.                                              3,100         122,791
Kansas City Power & Light                                 5,900         147,972
MDU Resources Group Inc                                   6,100         173,728
Micrel, Inc.*                                             1,400          43,204
Montana Power Co.                                         4,300          30,315
Northeast Utilities                                      10,600         206,700
OGE Energy Corp.                                          7,500         164,625
Potomac Electric Power Co.                               10,333         232,389
Public Ser. Co. N.Mexico                                  3,400          96,560
Puget Energy Inc.                                         7,627         188,997
SCANA Corp.                                               9,073         245,606
Sierra Pacific Resources                                  6,574         111,429
Teco Energy, Inc.                                        11,300         324,197
Telephone & Data Systems Inc.                             5,280         545,160
Utilicorp United, Inc.                                    9,800         315,168
Vectren Corp.                                             5,400         110,700
Western Resources, Inc.                                   6,200         112,840
WGL Holdings Inc.                                         3,700          99,933
Wisc. Energy Corp.                                       10,800         260,280
                                                                   ------------
Total Utility                                                         5,310,261
                                                                   ------------
Total Common Stock (Cost $59,923,238)                                69,541,473
                                                                   ------------

        Par Value
        ---------

Short-Term Investments (11.57%)
        5,400,000     United States Treasury Bills (4.22%)
                         09/20/01 (b)                                 5,390,171
        2,207,842     Firstar Institutional Money Market Fund         2,207,842
        2,042,206     Firstar Government Money Market Fund            2,042,206
                                                                   ------------
                      Total Short-Term Investments
                         (Cost $9,640,219)                            9,640,219
                                                                   ------------
                      Total Investments (Cost $69,563,457)(a)
                         (95.06%)                                    79,181,692
                      Other Net Assets (4.94%)                        4,111,311
                                                                   ------------
                         Net Assets (100.00%)                      $ 83,293,003
                                                                   ============
-----------------
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is 69,563,457. At August 31, 2001, unrealized appreciation
     (depreciation) of securities for federal income tax purpose is as follows:

                      Unrealized appreciation                      $ 14,298,262
                      Unrealized depreciation                        (4,680,027)
                                                                   ------------
                         Net unrealized appreciation               $  9,618,235
                                                                   ============
(b) At August 31, 2001, certain United States Treasury Bills with a market value of $998,120 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2001: (Contracts-$500 times premium/delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                      S&P MidCap 400 Index:
                      53/Sep 01/Long                               $   (334,127)
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS            8/31/2001

COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Common Stock (77.39%)
Banking & Financial Service (9.27%)
American Financial Holdings Inc                             725    $     18,524
Anchor Bancorp WI, Inc.                                     400           7,312
Cash American Intl., Inc.                                   792           6,692
Chemfirst, Inc.                                             687          16,625
Chittenden Corp.                                            960          31,872
Commerce Bankcorp Industries                              1,041          70,320
Commercial Federal Corp.                                  2,155          54,306
Community First Bankshares                                1,710          41,639
Cullen/Frost Bankers, Inc.                                1,860    $     66,495
Delphi Financial Group, Inc.*                               307          11,027
Downey Financial Corp.                                    1,103          52,668
Fidelity National Fin., Inc.                              2,283          55,340
Financial Federal Corp.*                                    500          13,775
First American Finl.Corp                                  2,217          40,571
First Midwest Bancorp Inc./IL                             1,538          51,585
First Republic Bank*                                        400           9,280
Firstbank Puerto Rico                                       756          21,055
Fremont General Corp.                                       110             645

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
GBC Bancorp/California                                      300    $      9,408
Hudson United Bancorp                                     1,823          49,130
Jefferies Group, Inc.                                       780          25,974
Landamerica Financial Group Inc.                            400          12,592
Macdermid, Inc.                                             720          11,887
MAF Bancorp, Inc.                                         1,100          34,056
Mercury Computer Systems Inc.*                              770          20,944
Mutual Risk Mgmt., Ltd.                                   1,496          15,798
New York Community Bancorp Inc.                           2,305          85,585
Oshkosh Truck Corp.                                         630          23,468
Philadelphia Consolidated Holding Co.*                      420          12,516
Profit Recovery Group International*                      1,240          17,794
Provident Bankshares Corp.                                  735          15,339
Raymond James Fncl. Corp.                                 1,765          49,985
Riggs Natl Corp.                                            948          16,031
RLI Corp.                                                   300          13,404
Scpie Holdings Inc.                                         300           6,309
Selective Insurance Group                                   737          18,513
South Financial Group Inc (The)                             580           9,941
Southwest Bancorp Of Texas*                                 910          29,156
Southwest Securities Group                                  484          10,275
Staten Island Bancorp Inc.                                1,410          39,198
Trenwick Group, Ltd.                                        578           8,144
Trustco Bank Corp. NY                                     2,211          30,291
Tucker Anthony Corp.                                        600          14,244
UCBH Holdings Inc.                                          600          16,386
United Bankshares Inc.                                    1,570          43,803
Washington Federal Inc.                                   2,079          51,601
Whitney Holding Co.                                         856          39,196
Zenith Ntnl. Ins. Corp.                                     600          18,000
                                                                   ------------
Total Banking & Finance Service                                       1,318,699
                                                                   ------------
Capital Good (5.37%)
Aeroflex Inc.*                                              640           5,664
Applied Industrial Tech                                     373           6,684
Astec Industries Inc.*                                      270           4,725
Belden, Inc.                                                674          15,468
Benchmark Elec. Inc.*                                       700          17,360
BMC Industries Inc-Minn                                     397           1,826
Briggs & Stratton                                           673          25,507
Brooks Automation Inc.*                                     550          23,843
Cable Design Tech.*                                       1,655          22,756
CDI Corp.*                                                  325           5,720
CTS Corp.                                                 1,098          22,520
Cymer Inc.*                                               1,000          25,160
Foster Wheeler, Ltd.                                        550           3,685
Gardner Denver, Inc.*                                       490          11,050
Graco, Inc.                                               1,167          40,145
Ionics, Inc.*                                               200           5,586
JLG Industries, Inc.                                      1,500          17,730
Lawson Products                                             500          14,250
Lindsay Manufacturing Co.                                   469           8,864
Manitowoc Company, Inc.                                     937          26,845
Massey Energy Co.*                                        2,407          47,298
Milacron Inc.                                             1,067          19,206
PAXAR Corp.*                                              1,275          16,766
Pioneer Standard Elec                                       762           9,152
Polaris Industries, Inc.                                    870          43,805
Radisys Corp*                                               200           3,324
Robbins & Myers                                             356          10,103
Shaw Group Inc. (The)*                                    1,240          33,914
Steel Dynamics Inc.*                                      1,200          16,020
Technitrol                                                1,268          32,309
Tenneco Automotive Inc.                                     850           3,162
Timken Co.                                                1,803          27,045
Trimble Navigation Ltd.*                                  1,017          16,781
Unisource Energy Hldg. Corp.                                800          13,280
URS Corp.*                                                  400           8,540
Varian Medical Systems Inc.*                              1,110          73,260
Varian Semiconductor Equipment*                           1,100          37,840
Vicor Corp.*                                                986          20,075
Wabash Natl. Corp.                                          208    $      2,018
Woodward Governor Co                                        350          25,183
                                                                   ------------
Total Capital Good                                                      764,469
                                                                   ------------
Consumer Cyclical (8.53%)
ABM Industries, Inc.                                        830          28,677
Apogee Enterprises, Inc.                                    690           6,962
Aptargroup, Inc.                                          1,280          45,811
APW Limited*                                                722           5,653
Brown Shoe Company Inc.                                     711          10,736
Burlington Coat Factory Wrhs                              1,500          24,435
Cascade Natural Gas Corp.                                   470          10,152
Cato Corp New Cl A                                          898          15,733
Chico's FAS Inc.*                                           975          36,855
Christopher & Banks Corporation*                            500          14,285
Clarcor, Inc.                                               764          20,445
Coachmen Industries Inc.                                    400           5,144
Copart Inc.*                                              2,020          49,753
Cost Plus Inc. /California*                                 340           7,990
D.R. Horton, Inc.                                         2,476          62,494
Discount Auto Parts, Inc.*                                  565           8,193
Dress Barn, Inc. (The)*                                     556          12,894
Dupont Photomasks Inc.*                                     600          21,000
Elcor Corp.                                                 495           9,851
Factory 2-U Stores Inc.*                                    100           2,236
Fedders Corp.                                             1,451           6,892
Footstar, Inc.*                                             927          36,255
G & K Services Inc., Cl. A                                  532          14,869
Griffon Corp.*                                              914          10,009
Group 1 Automotive Inc.*                                    310           9,145
HOT Topic Inc.*                                             600          19,950
Interface, Inc. Cl. A                                       684           4,001
Jakks Pacific Inc.*                                         390           6,845
Jo-Ann Stores Inc*  Cl.  A                                  303           1,454
Kellwood Co.                                                663          14,427
Lennox Intl Inc                                           1,000          10,040
Linens `N Things*                                         1,450          37,700
Marcus Corp.                                                975          13,553
MDC Holdings Inc.                                           528          16,104
Michaels Stores, Inc.*                                    1,226          51,517
Monaco Coach Corp.*                                         580          16,994
National Presto Industries Inc.                             230           6,475
Nautica Enterprises, Inc.*                                  272           3,822
NVR Inc.*                                                   330          53,130
O'Reilly Automotive, Inc.*                                1,728          53,914
Oshkosh B Gosh Inc, Cl. A                                   530          16,414
Oxford Industries, Inc.                                     346           7,664
Pacific Sunwear of Cal*                                   1,110          18,260
PEP Boys-Manny Moe & Jack                                 1,093          13,914
Pier 1 Imports, Inc.                                      3,635          44,165
PolyMedica Corporation*                                     480           6,072
Prime Hospitality Corp.*                                    931          10,688
Quiksilver Inc.*                                            700          16,114
Reliance Steel & Alum                                     1,025          27,675
Russell Corp.                                               363           6,207
School Specialty Inc.*                                      500          15,225
Shopko Stores, Inc.*                                        460           4,172
Skyline Corp.                                               280           7,840
Smith (A.O.) Corp.                                          505           8,509
Springs Industries Inc. Cl. A                               568          26,066
Stein Mart, Inc.*                                         1,606          12,687
Texas Industries, Inc.                                      512          21,258
The Ryland Group, Inc.                                      535          28,783
The Timberland Co.* Cl. A                                 1,168          39,315
The Toro Co.                                                439          19,996
Thor Industries Inc.                                        360          11,412
Tower Automotive Inc.*                                    1,180          15,128
Winnebago Industries                                        660          19,074
Wolverine World Wide, Inc.                                1,111          20,676
X-Rite, Inc.                                              1,086           9,350
                                                                   ------------
Total Consumer Cyclical                                               1,213,059
                                                                   ------------

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Consumer Non-Durable (19.13%)
99 Cents Only Stores*                                     1,969    $     60,232
Aaron Rents Inc.                                            350           6,164
Accredo Health Inc.*                                        825          30,401
AdvancePCS*                                               1,290          96,698
Advo, Inc.*                                               1,500          54,600
American Italian Pasta Company*                             550          25,245
Anchor Gaming*                                              860          45,967
Ann Taylor*                                               1,019          34,137
Applebee's Intl., Inc.                                    1,561          50,420
Arbitron Inc*                                               965          28,419
Aztar Corp.*                                              1,243          20,062
Bally Total Fitness Holding*                                800          20,344
Bio-Technology General Corp.*                             1,084          10,298
Bowne & Co. Inc.                                          1,002          11,984
Casey's General Stores                                    1,964          25,041
CEC Entertainment, Inc.*                                  1,063          40,022
Cheesecake Factory*                                       1,938          58,915
Ciber, Inc.*                                                564           3,694
Coca-Cola Bottling                                          173           6,981
Coherent, Inc.*                                             960          33,984
Constellation Brands Inc. Cl A*                           1,114          47,178
Cooper Companies Inc.                                       400          20,404
Corn Products Intl                                        1,322          43,626
Coventry Health Care, Inc.*                               2,274          53,098
CPI Corp.                                                   340           6,457
Curative Health Services*                                    90             832
Cygnus, Inc.*                                               582           4,947
Datascope Corp.                                             490          20,585
Diagnostic Products Corp.                                 1,160          45,530
Fleetwood Enterprises Inc.                                  900          13,320
Fleming Co., Inc.                                         1,103          32,649
Fossil Inc.*                                                800          16,408
Genesco Inc.*                                               680          15,640
Global Payments Inc.                                      1,002          35,621
Great Atlantic & Pacific Tea Co.                            969          17,956
Gymboree Corp.*                                             398           3,104
Haemonetics Corp/Mass*                                      700          25,102
Hain Celestial Group Inc.*                                1,120          25,155
Harland, John H. Co.                                        670          15,578
Harman International                                      1,340          55,074
Heidrick & Struggles Inc.*                                  320           5,552
Idexx Laboratories Inc.*                                  1,418          34,301
IHOP Corp.*                                                 582          15,656
Impath Inc.*                                                500          21,500
Information Resources Inc.*                                 700           5,145
Instituform Tech. CL A*                                     980          28,332
Int'l. Multifoods, Corp.                                    440           9,117
Invacare Corp.                                            1,060          42,347
J&J Snack Foods*                                            280           6,314
Jack in the Box Inc.*                                     1,514          49,780
Landry's Seafood Rest                                       464           8,027
Lone Star Steakhouse                                        750           9,338
Luby's, Inc.                                                479           4,206
Medicis Pharmaceutical* Cl. A                             1,040          51,074
Mens Wearhouse, Inc.*                                     1,330          33,782
Mentor Corp.                                                581          17,430
MID Atlantic Medical Svcs*                                1,940          40,740
Nash-Finch Co.                                              500          17,600
National Data Corp.                                       1,253          48,378
Natures Sunshine Prod., Inc.                                561           7,770
NBTY, Inc.*                                               1,312          22,645
New England Bus. Srvc                                       474           9,646
Noven Pharmaceuticals Inc.*                                 850          18,845
Orthodontic Centers of Am*                                1,751          48,415
Owens & Minor Inc.                                          881          17,884
Patterson Dental Co.*                                     2,462          84,422
Pediatrix Med. Grp., Inc.*                                   90           3,362
Penton Media Inc.                                           360           4,536
Performance Food Group Co.*                               1,120          37,811
Phillips Van Heusen Corp.                                 1,141          16,853
Pinnacle Entertainment Inc.*                                865    $      6,989
Prepaid Legal Srvs., Inc.*                                  260           5,793
Priority Healthcare Corp B*                               1,630          41,158
Province Healthcare Co.*                                    980          35,966
Radiant Systems Inc.*                                       900           8,604
Ralcorp Holdings, Inc.*                                     800          16,176
Rare Hospitality International Inc.*                        600          12,486
Regis Corp.                                               1,292          26,938
RehabCare Group Inc.*                                       500          20,265
Renal Care Group, Inc.*                                   1,555          50,942
Resmed Inc.*                                              1,150          63,193
Respironics*                                              1,232          41,284
Ruby Tuesday, Inc.                                        2,008          36,546
Russ Berrie & Co., Inc.                                     646          18,346
Ryan's Family Steak House*                                1,141          19,865
Schweitzer-Mauduit International, Inc.                      413           9,644
Sierra Health Srvs., Inc.*                                  452           4,520
Smithfield Foods, Inc.*                                   2,126          94,076
Sola International*                                         107           1,712
Sonic Corp.*                                              1,158          35,076
Standard Register Co.                                       280           5,278
Steak N Shake Co/The*                                       437           4,348
Stride Rite Corp.                                           430           3,655
Sybron Dental Specialties Inc.*                           1,123          23,673
Titan Intl., Inc.                                           200           1,142
Triarc Co.*                                                 820          20,336
United Stationers Inc.*                                   1,290          40,648
Universal Hlth Srvs-B*                                    2,260         106,898
Vital Signs, Inc.                                           475          13,775
Volt Info Sciences, Inc.*                                   110           1,766
Whole Foods Market, Inc.*                                 1,908          67,143
                                                                   ------------
Total Consumer Non-Durable                                            2,720,921
                                                                   ------------
Energy (4.62%)
Atwood Oceanics*                                            400          12,432
Brown (Tom) Inc.*                                         1,200          28,560
Cabot Oil & Gas Corp. Cl. A                                 765          17,105
CAL Dive International Inc.*                              1,160          20,300
Dril-Quip*                                                  230           3,954
Energen Corp.                                             1,210          30,734
Evergreen Resources, Inc.*                                1,170          44,285
General Semiconductor Inc.*                               1,146          14,841
Kerr-McGee Corp.*                                           482          26,476
Input/Output, Inc.*                                         564           5,527
Lone Star Technologies*                                     750          15,893
Louis Dreyfus Natural Gas*                                1,570          52,203
New Jersey Resources                                        688          30,960
Newfield Exploration Co. *                                1,512          49,836
Northwest Natural Gas                                       547          13,675
Oceaneering International Inc.*                             688          13,416
Patina Oil & Gas Corp.                                      645          14,906
Plains Resources, Inc.*                                     395          10,724
Pride International Inc.*                                 1,861          24,379
Prima Energy Corp.*                                         400           9,488
Seacor Smit Inc.*                                           640          29,754
Seitel, Inc.*                                               687           7,557
Southern Union Company                                    1,994          46,658
Southwest Gas Corp.                                       1,052          23,691
St. Mary Land & Explor                                      926          17,779
Stone Energy Corp.*                                         610          23,180
Veritas DGC Inc.*                                           960          13,872
XTO Energy Inc.                                           3,912          55,159
                                                                   ------------
Total Energy                                                            657,344
                                                                   ------------
Manufacturing (11.25%)
Actel Corp.*                                                470          10,599
Adaptec Inc.*                                             1,303          13,616
Alpha Industries*                                         1,530          48,593
Alpharma, Inc. Class A                                    1,284          40,318
Amcast Ind                                                  230           1,921
Arch Chemicals Inc.                                         800          16,560

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Arctic Cat, Inc.                                          1,141    $     18,313
Baldor Electric Co.                                       1,306          28,288
Barnes Group, Inc.                                          582          13,095
Brady Corp. Cl. A                                           856          31,330
Brush Engineered Materials Inc.                             600           8,820
Buckeye Tech, Inc.*                                       1,004          11,496
Butler Manufacturing Co.                                    123           3,012
Cambrex Corp.                                               950          42,532
Caraustar Industries Inc.                                   130           1,346
Carreker Corporation*                                       700           5,845
Castle (A.M.) & Co.                                         519           6,015
Century Aluminum Company                                    600          10,068
Champion Enterprises, Inc.*                                 214           2,247
Chemed Corp.                                                341          10,162
Chesapeake Corp.                                            400          11,080
Cleveland Cliffs Corp.                                      260           4,368
Commercial Metals Co.                                       570          17,898
Cuno Incorporated*                                          400          10,668
Delta & Pine Land Co.                                     1,096          22,139
Deltic Timber Corp.                                         300           8,517
Elantec Semiconductor Inc.*                                 700          26,600
Electro Scientific Inds., Inc.*                             994          27,832
Esterline Technologies Corp.*                               450           9,023
Ethan Allen Interiors, Inc.                               1,545          54,539
Factset Research Sys. Inc.                                1,100          27,885
Florida Rock Inds                                           710          36,423
Georgia Gulf Corp.                                          770          12,797
Gerber Scientific, Inc.                                     691           7,256
Idex Corp.                                                1,140          40,812
Innovex, Inc.                                               207             673
Intermet Corp.                                              383           1,972
K2, Inc.*                                                   429           3,689
Kopin Corp.*                                              1,400          17,528
Kronos, Inc.*                                               375          18,300
Kulicke & Soffa Ind.*                                       874          12,594
La-Z-Boy Chair Co.                                        2,208          38,861
Libbey Inc.                                                 440          16,764
Lydall, Inc.*                                               405           4,046
Magnetek, Inc.*                                           1,700          17,680
Material Sciences*                                          398           4,020
Methode Electronics CL A                                  1,423          12,295
Midway Games Inc.*                                          997          14,606
Mueller Industries*                                       1,378          47,886
Myers Industries, Inc.                                      697           8,822
OM Group, Inc.                                              862          56,125
Omnova Solutions Inc                                        650           4,375
Pericom Semiconductor Corp.*                                540           9,115
Pogo Producing Co.                                        1,014          24,224
PolyOne Corp.                                             3,547          35,825
Pope & Talbot,  Inc.                                        981          12,567
Quanex Corp.                                                529          13,960
Regal-Beloit Corp.                                          534          11,454
Regeneron Pharm.*                                         1,369          41,234
Roper Industries, Inc.                                    1,138          46,658
Roxio Inc*                                                  214           3,884
RTI International Metals Inc.*                              500           5,575
Ryerson Tull, Inc.                                          770           9,802
SBS Technologies Inc.*                                      450           5,828
Scotts Company Class A*                                   1,150          46,150
Simpson Manufacturing Co. Inc.*                             300          17,955
Skywest, Inc.                                             1,892          60,241
SPS Technologies, Inc.*                                     456          21,842
Standard Pacific Corp.                                      923          21,663
Standex International Corp.                                 454          10,533
Stillwater Mining Co.*                                    1,350          35,370
Sturm Ruger & Co., Inc.                                     703           6,995
Susquehanna Bancshares Inc.                                 980          20,041
Thomas Industries Inc.                                      440          11,506
Toll Bros., Inc.*                                         1,297          47,730
Tredegar Industries, Inc.                                 1,453          28,842
Universal Forest Products                                   601          12,621
Valmont Industries                                          707    $     12,408
W D-40 Co.                                                  496          10,332
Watsco, Inc.                                                665           9,403
Wellman, Inc.                                             1,010          15,150
WMS Industries Inc.*                                      1,000          21,280
Wolverine Tube, Inc.*                                       307           4,531
Zale Corp.*                                               1,334          44,155
                                                                   ------------
Total Manufacturing                                                   1,601,123
                                                                   ------------
Service (2.31%)
Administaff Inc.*                                         1,090          36,842
Bassett Furniture Inds., Inc.                               337           5,173
Central Parking Corp.                                       919          18,748
Corinthian Colleges Inc*                                    660          25,971
Hilb, Rogal & Hamilton Co .                                 420          17,934
Hooper Holmes Inc.                                        1,150           6,900
Hughes Supply, Inc.                                         559          15,289
IMCO Recycling                                              530           4,033
Insurance Auto Auctions Inc.*                               520           8,372
ITT Educational Services Inc.*                              750          25,005
Kroll Inc*                                                   80             564
Maximus Inc.*                                               500          21,445
SCP Pool Corp.*                                             450          17,064
Spherion Corporation*                                     1,373          12,508
Startek Inc.*                                               350           8,120
Syncor Intl Corp.*                                          870          31,790
Tetra Tech Inc.*                                          1,325          31,774
Tetra Technologies, Inc.*                                   344           7,847
United Natural Foods Inc.*                                  445           8,019
US Oncology Inc.*                                         2,930          24,846
                                                                   ------------
Total Service                                                           328,244
                                                                   ------------
Technology (11.61%)
Advanced Energy Industries*                               1,100          25,465
Advanced Tissue Sciences Inc.*                            1,186           5,989
Allen Telecom, Inc.*                                      1,721          21,031
Alliance Semiconductor Corp.*                               470           4,771
Alliant Techsystems, Inc.*                                  615          63,991
American Mgmt. Systems*                                   1,511          26,684
Analogic Corp.                                              326          12,176
Analysts Intl. Corp.                                         50             251
Anixter Intl. Inc.*                                       1,521          47,349
Artesyn Technologies Inc.*                                  430           3,892
Arthrocare Corp.*                                           680          20,332
Aspect Communications Corp.*                              1,474           7,090
Aspen Technology Inc.*                                      940          15,482
AstroPower Inc.*                                            430          15,089
ATMI Inc.*                                                  900          21,636
Auspex Systems Inc.*                                        700           3,402
Avant! Corporation*                                         950           5,605
Aware Inc.*                                                 860           4,739
Axcelis Technologies Inc.*                                4,218          58,841
AXT Inc.*                                                   350           6,388
Barra Inc.*                                                 690          33,603
BE Aerospace, Inc.*                                         688          11,971
BEI Technologies Inc.                                       450          10,409
Black Box Corporation*                                      610          28,554
Brightpoint Inc.*                                           263             944
Brooktrout Inc.*                                            200             984
C&D Technologies Inc.                                       920          20,194
Captaris Inc.*                                              240             480
C-COR.net Corporation*                                      370           3,115
Cephalon, Inc.*                                           1,331          78,822
Cerner Corp.*                                             1,228          59,546
Checkpoint Systems, Inc.*                                   964          11,905
Cognex Corp.*                                             1,569          43,430
Computer Task Group, Inc.*                                   40             108
Consolidated Graphics*                                       89           1,882
Cryolife Inc.*                                              450          16,097
Dendrite Intl. Inc.*                                        450           5,846
Dionex Corp.*                                               890          26,629

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
DMC Stratex Networks Inc.*                                2,523    $     24,019
EL Paso Electric Co.*                                     1,600          23,840
Electroglas, Inc.*                                          200           3,294
Enzo Biochem, Inc.*                                       1,180          30,668
ESS Technology*                                           1,590          21,227
F.Y.I. Inc.*                                                500          19,250
Fair Issac & Co, Inc.                                       757          46,177
Filenet Corp.*                                              938          12,185
Franklin Covey Co.*                                         107             480
General Communication Cl-A*                               1,702          18,399
Harmonic Inc.*                                            2,150          32,250
Helix Technology Corp.                                      895          20,585
HNC Software*                                             1,030          21,743
Hutchinson Technology*                                      620          11,706
Hyperion Software Corp.*                                    375           5,831
Information Holdings Inc.*                                  740          15,932
Insight Enterprises *                                     1,360          25,500
Inter Tel, Inc.                                             714          11,424
Itron, Inc.*                                                383           7,671
Kaman Corp.                                                 670           8,864
Keithley Instruments Inc.                                   400           7,964
Metro One Telecommunications*                               600          19,026
Micro Systems Inc.*                                         430          12,212
Microsemi Corp.*                                            880          25,080
NYFIX Inc.*                                                 880          13,913
Park Electrochemical Corp.                                  609          15,255
Pegasus Solutions Inc.*                                     370           4,810
Peregrine Systems Inc.*                                     635          16,613
Pharm. Product Dev.*                                      1,820          54,891
Phoenix Technologies Ltd.*                                  480           6,696
Photronics, Inc.*                                           989          23,598
Pinnacle Systems Inc.*                                    1,250           6,750
Progress Software Corp.*                                    900          14,355
Proxim Inc.*                                                490           5,552
Rainbow Technologies Inc.*                                  890           4,050
Read-Rite Corp.*                                          3,467          16,295
Rogers Corp.*                                               500          14,725
SONICblue Inc.*                                           2,404           5,529
SPSS Inc.*                                                  250           3,930
Standard Microsystems Corp.*                                350           4,585
Stratos Lightwave Inc*                                    4,150          23,863
SurModics Inc.*                                             500          23,300
Symmetricom, Inc.*                                          571           4,054
System & Computers Tech. Corp.*                             500           6,665
Take-Two Interactive Software*                            2,200          36,520
Techne Corp.*                                             1,460          46,267
Teledyne Technologies Inc.*                               1,120          17,282
Therma-Wave Inc.*                                           750          12,398
THQ Inc.*                                                   480          25,512
Three-Five Systems Inc.*                                    780          14,820
Ultratech Stepper, Inc.*                                    593    $     10,200
Valence Technology Inc.*                                    940           3,892
Verity Inc.*                                                370           3,922
Vialta Inc. Cl. A                                         1,881             658
Viasat Inc.* Cl. A                                          540           8,878
Zebra Tech Cl. A*                                         1,083          50,706
Zixit Corporation*                                          220           1,600
                                                                   ------------
Total Technology                                                      1,652,133
                                                                   ------------
Transportation (2.43%)
AAR Corp.                                                 1,093          18,647
Arnold Inds., Inc.                                        1,700          36,448
Atlantic Coast Airlines Holdings Inc.*                    1,480          37,444
Forward Air Corporation*                                    340           9,517
Frontier Airlines Inc.*                                     900          11,232
Heartland Express, Inc.*                                  1,012          27,425
Kansas City Southern Industries Inc.*                     1,800          23,400
Kirby Corp.*                                                691          16,860
Landstar System Inc.*                                       295          21,910
Mesa Air Group Inc.*                                        820          12,070
Midwest Express Holdings*                                   500           9,215
Offshore Logistics, Inc.*                                   656          12,398
Roadway Corp.                                               500          14,365
US Freightways Corp.                                        975          35,490
Werner Enterprises, Inc.                                  1,793          40,163
Yellow Corp.*                                               716          19,053
                                                                   ------------
Total Transportation                                                    345,637
                                                                   ------------
Utility (2.87%)
American States Water Co.                                   280          10,598
Atmos Energy Corp.                                        1,088          23,501
Avista Corp.                                              1,730          28,147
CH Energy Group Inc.                                        625          25,688
Laclede Gas Co.                                             500          11,950
Northwestern Corporation                                    600          13,290
Nuevo Energy Co.*                                           400           6,560
NUI Corp.                                                   400           8,992
Philadelphia Suburban Corp.                               1,886          52,054
Piedmont Natural Gas, Co.                                 1,082          35,219
RGS Energy Group Inc.                                     1,100          42,405
Southwestern Energy Co.                                   1,192          14,900
Swift Energy Co.*                                           850          19,729
UGI Corp.                                                 1,010          28,280
UIL Holdings Corp.                                          535          26,366
Unit Corp.*                                               2,300          21,114
Vintage Petroleum, Inc.                                   2,206          39,377
                                                                   ------------
Total Utility                                                           408,170
                                                                   ------------
Total Common Stock (Cost $9,712,018)                                 11,009,799
                                                                   ------------

      Par Value
      ---------

Short-Term Investments (19.93 %)
     $  2,000,000     United States Treasury Bills 4.22%
                         09/20/01 (b)                                 1,996,369
          422,437     Firstar Institutional Money Market Fund           422,437
          416,077     Firstar Government Money Market Fund              416,077
                                                                   ------------
                      Total Short-Term Investments
                         (Cost $2,834,883)                            2,834,883
                                                                   ------------
                      Total Investments (Cost $12,546,901)(a)
                         (97.32%)                                    13,844,682
                      Other Net Assets (2.68%)                          381,098
                                                                   ------------
                         Net Assets (100.00%)                      $ 14,225,780
                                                                   ============
-----------------
*    Non- Income Producing Security

(a)  Aggregate cost for federal income tax purposes is
     $12,546,901. At August 31, 2001, unrealized appreciation
     (depreciation) of securities for federal income tax purpose is as follows:
                      Unrealized appreciation                      $  2,434,373
                      Unrealized depreciation                        (1,136,592)
                                                                   ------------
                         Net unrealized appreciation               $  1,297,781
                                                                   ============

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED

--------------------------------------------------------------------------------

(b) At August 31, 2001, certain United States Treasury Bills with a market value of $399,248 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2001: (Contracts-$500 times premium/delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                      Russell 2000 Stock Index:
                      12/Sep 01/Long                               $   (163,508)
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND           PORTFOLIO OF INVESTMENTS            8/31/2001

COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Common Stock (67.89%)
Banking & Financial Service (18.75%)
Bank & Bank Holding Company (5.58%)
Bank of America Corp.                                     1,000    $     61,500
US Bancorp                                                2,000          48,480
Bank of New York Co Inc                                   1,700          67,490
Mellon Financial Corp.                                    4,000         141,000
Wells Fargo & Company                                     3,750         172,538
                                                                   ------------
                                                                        491,008
                                                                   ------------
Finance Company (2.02%)
Household International Inc.                              3,000         177,300
                                                                   ------------
Financial Services (0.87%)
MBNA Corp.                                                2,200          76,472
                                                                   ------------
Insurance (6.14%)
ACE Ltd.                                                  2,000          66,340
American International Group                              2,779         217,333
Cigna Corp.                                                 500          45,000
Marsh & McLennan Cos                                      1,650         153,285
XL Capital Ltd. Cl. A                                       700          58,100
                                                                   ------------
                                                                        540,058
                                                                   ------------
Real Estate (4.14%)
AMB Property Corp.                                        1,300          33,319
Annaly Mortgage Management, Inc.                          4,000          52,200
Equity Office Properties                                  2,871          92,130
Istar Financial, Inc.                                     2,000          53,860
Kimco Realty Corp.                                          700          33,579
Mills Corp.                                               2,000          47,200
Realty Income Corp.                                       1,800          51,660
                                                                   ------------
                                                                        363,948
                                                                   ------------
Total Banking & Financial Service                                     1,648,786
                                                                   ------------
Capital Good (4.93%)
Conglomerate (0.59%)
Tyco International Ltd                                    1,000          51,950
                                                                   ------------
Electrical Equipment (3.77%)
General Electric Company                                  8,100         331,938
                                                                   ------------
Machinery-Industrial (0.57%)
Caterpillar Inc.                                          1,000          50,000
                                                                   ------------
Total Capital Good                                                      433,888
                                                                   ------------
Consumer Cyclical (7.44%)
Auto & Truck (0.45%)
Ford Motor Company                                        2,000          39,740
                                                                   ------------
Housing (1.76%)
Avalon Bay Communities, Inc.                              1,040          52,510
Masco Corp.                                               2,000          51,640
Stanley Works                                             1,200          50,268
                                                                   ------------
                                                                        154,418
                                                                   ------------
Retail-General (4.76%)
Family Dollar Stores                                      1,000          30,000
Lowe's Companies                                          4,400         163,680
Sears, Roebuck And Co.                                    1,200          51,300
Target Corporation                                        1,400          48,510
TJX Companies Inc.                                        1,500    $     52,650
Wal-Mart Stores Inc.                                      1,500          72,075
                                                                   ------------
                                                                        418,215
                                                                   ------------
Textile & Apparel (0.47%)
Liz Claiborne Inc.                                          800          41,960
                                                                   ------------
Total Consumer Cyclical                                                 654,333
                                                                   ------------
Consumer Non-Durable (7.98%)
Business Service (0.65%)
Autodesk Inc.                                             1,500          57,510

Communications & Media (1.69%)
McGraw-Hill Companies Inc.                                2,500         148,125

Drugs (4.02%)
AmerisourceBergen Corp.                                   1,480          95,371
Baxter International Inc.                                 2,700         139,320
Bristol-Myers Squibb Co.                                  1,240          69,614
Pfizer Inc.                                               1,200          45,972
Zimmer Holdings Inc*                                        124           3,373
                                                                   ------------
                                                                        353,650
                                                                   ------------
Food, Beverage & Tobacco (1.62%)
Philip Morris Companies Inc.                              3,000         142,200
                                                                   ------------
Total Consumer Non-Durable                                              701,485
                                                                   ------------
Energy (10.36%)
Miscellaneous (0.95%)
Valero Energy Corp.                                       2,000          83,000
                                                                   ------------
Natural Gas (1.39%)
Kinder Morgan, Inc.                                       2,200         122,320
                                                                   ------------
Oil & Gas - Domestic (4.06%)
Devon Energy Corporation                                  1,000          46,270
Kerr-McGee Corp.                                          1,000          58,410
Ocean Energy, Inc.                                        3,000          56,550
Tosco Corp.                                               2,000          92,800
Ultramar Diamond Shamrock                                 2,000         103,280
                                                                   ------------
                                                                        357,310
                                                                   ------------
Oil & Gas - International (3.96%)
Exxon Mobil Corp.                                         8,680         348,502
                                                                   ------------
Total Energy                                                            911,132
                                                                   ------------
Manufacturing (3.96%)
Building & Housing (0.56%)
Prologis Trust                                            2,245          49,368
                                                                   ------------
Chemical (0.60%)
Dow Chemical Company                                      1,500          52,590
                                                                   ------------
Consumer Durable (0.60%)
Ethan Allen Interiors, Inc.                               1,500          52,950
                                                                   ------------
Non-Ferrous Metal (1.30%)
Alcoa Inc                                                 3,000         114,360
                                                                   ------------
Paper & Forest Product (0.90%)
Georgia Pacific Co  (Timber GRP)                          2,000          79,040
                                                                   ------------
Total Manufacturing                                                     348,308
                                                                   ------------

--------------------------------------------------------------------------------
EQUITY INCOME FUND           PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Service (1.28%)
Consumer (0.75%)
First Data Corp.                                          1,000    $     65,850
                                                                   ------------
Environmental Services (0.53%)
Waste Management Inc                                      1,500          46,395
                                                                   ------------
Total Service                                                           112,245
                                                                   ------------
Technology (2.53%)
Aerospace - Aircraft (0.63%)
Honeywell International Inc                               1,500          55,890
                                                                   ------------
Business - Mechanics/Software (1.14%)
International Business Machines Corp.                     1,000         100,000
                                                                   ------------
Telecom Equipment (0.76%)
BCE, Inc.                                                 2,700          67,014
                                                                   ------------
Total Technology                                                        222,904
                                                                   ------------
Transportation (1.85%)
Miscellaneous(0.55%)
Harley-Davidson Inc.                                      1,000          48,590
                                                                   ------------
Railroad (0.79%)
Conoco Inc. Cl. B                                         2,333          69,103
                                                                   ------------
Trucking (0.51%)
CNF Transportation, Inc.                                  1,500    $     45,045
                                                                   ------------
Total Transportation                                                    162,738
                                                                   ------------
Utility (8.81%)
Electric (3.22%)
Duke Energy Corp                                          5,000         196,550
PPL Corporation                                           2,000          86,700
                                                                   ------------
                                                                        283,250
                                                                   ------------
Energy (2.67%)
Dominion Resources Inc/Va                                   800          50,360
Exelon Corp.                                              2,375         129,675
XCEL Energy Inc.                                          2,000          54,800
                                                                   ------------
                                                                        234,835
                                                                   ------------
Miscellaneous (0.74%)
Williams Cos. Inc.                                        2,000          65,100
                                                                   ------------
Telephone (2.18%)
SBC Communications Inc.                                   3,737         152,881
WorldCom Inc - MCI Group*                                 3,000          38,670
                                                                   ------------
                                                                        191,551
                                                                   ------------
Total Utility                                                           774,736
                                                                   ------------
Total Common Stock (Cost$ 4,735,855)                                  5,970,555
                                                                   ------------

       Par Value
       ---------

Short-Term Investments (31.78%)
     $  2,500,000     United States Treasury Bills 4.22%
                         09/20/01 (b)                                 2,495,454
          142,360     Firstar Institutional Money Market Fund           142,360
          157,178     Firstar Government Money Market Fund              157,178
                                                                   ------------
                      Total Short-Term Investments
                         (Cost $2,794,992)                            2,794,992
                                                                   ------------
                      Total Investments (Cost $7,530,847)(a)
                         (99.67%)                                     8,765,547
                      Other Net Assets (0.33%)                           28,936
                                                                   ------------
                         Net Assets (100.00%)                      $  8,794,483
                                                                   ============
-----------------
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $7,530,847. At August 31, 2001, unrealized appreciation
     (depreciation) of securities for federal income tax purpose is as follows:

                      Unrealized appreciation                      $  1,332,529
                      Unrealized depreciation                           (97,829)
                                                                   ------------
                         Net unrealized appreciation               $  1,234,700
                                                                   ============

(b At August 31, 2001, certain United States Treasury Bills with a market value of $449,154 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2001: (Contracts-$500 times premium/delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                      S&P MidCap 400 Index:
                      10/Sep 01/Long                               $    (69,090)
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH &            PORTFOLIO OF INVESTMENTS            8/31/2001
   INCOME FUND
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Common Stock (93.44%)
Banking & Financial Service (32.47%)
Bank & Bank Holding Company (14.59%)
ABN Amro Holding NV ADR                                     776    $     14,278
Banco Bilbao Vizcaya Argentaria SA ADR                    1,880          24,534
Banco Santander Central Hispano SA ADR                    2,970          27,176
Barclays Plc ADR                                            800         100,000
Credit Suisse Group ADR                                     790          33,583
Deutsche Bank AG ADR                                        450          31,067
ING Groep NV ADR                                            980          31,046
UBS AG-REG*                                                 930          45,403
                                                                   ------------
                                                                        307,087
                                                                   ------------
Finance Company (8.72%)
HSBC Holdings Plc ADR                                     1,580    $     93,915
Allianz AG ADR*                                             910          25,662
BNP Paribas ADR*                                            950          21,790
Lloyds TSB Group Plc ADR                                  1,020          42,107
                                                                   ------------
                                                                        183,474
                                                                   ------------
Insurance (8.45%)
Aegon NV ADR                                                516          15,583
Axa ADR                                                   1,935          53,309
Royal & Sun Alliance Insurance Group ADR                    510          18,182
Swiss Reinsurance ADR*                                      365          36,303
Vivendi Universal ADR                                       652          35,671

--------------------------------------------------------------------------------
EUROPEAN GROWTH &            PORTFOLIO OF INVESTMENTS            8/31/2001
   INCOME FUND                      CONTINUED
COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Zurich Financial Services AG ADR*                           670    $     18,928
                                                                   ------------
                                                                        177,976
                                                                   ------------
Investment Company (0.71%)
Prudential Plc ADR                                          591          14,864
                                                                   ------------
Total Banking & Financial Service                                       683,401
                                                                   ------------
Consumer Cyclical (1.13%)
Auto & Truck (1.13%)
DaimlerChrysler AG                                          540          23,733
                                                                   ------------
Total Consumer Cyclical                                                  23,733
                                                                   ------------
Consumer Non-Durable (20.68%)
Communications & Media (1.19%)
Marconi Plc ADR                                             770           1,294
Telefonaktiebolaget LM Ericsson ADR                       4,770          23,755
                                                                   ------------
                                                                         25,049
                                                                   ------------
Cosmetics & Soap (0.58%)
L'OREAL ADR**                                               900          12,198
                                                                   ------------
Drugs (13.21%)
AstraZeneca Plc ADR                                         990          48,015
Glaxo SmithKline Plc ADR*                                 2,398         126,974
Novartis ADR                                              1,950          71,117
Roche Holding AG ADR                                        445          31,862
                                                                   ------------
                                                                        277,968
                                                                   ------------
Food, Beverage & Tobacco (4.47%)
Diageo Plc ADR                                              500          20,295
Nestle SA ADR                                             1,400          73,816
                                                                   ------------
                                                                         94,111
                                                                   ------------
Retail-Food & Drugs (1.23%)
Koninklijke Ahold NV ADR                                    856          25,920
                                                                   ------------
Total Consumer Non-Durable                                              435,246
                                                                   ------------
Energy (19.69%)
Miscellaneous (4.07%)
Total Fina Elf SA ADR                                     1,160          85,666
                                                                   ------------
Oil & Gas - International (14.73%)
BP Amoco Plc ADR                                          2,955         150,350
Royal Dutch Petroleum Company ADR                         1,775    $    100,518
Shell Transport & Trading Co. ADR                         1,195          59,093
                                                                   ------------
                                                                        309,961
                                                                   ------------
Oil & Gas - Service (0.89%)
ENI-Ente Nazionale Idrocarburi SpA ADR                      280          18,872
                                                                   ------------
Total Energy                                                            414,499
                                                                   ------------
Manufacturing (1.91%)
Diversified (1.32%)
Siemens AG ADR                                              540          27,756
                                                                   ------------
Chemical(0.59%)
Bayer AG ADR                                                390          12,470
                                                                   ------------
Total Manufacturing                                                      40,226
                                                                   ------------
Technology (6.40%)
Electronic (0.95%)
Koninklijke Philips Electronics NV ADR                      750          20,072
                                                                   ------------
Telecommunications (5.45%)
Deutsche Telekom ADR*                                     1,790          27,835
France Telecom ADR                                          230           7,579
Nokia OYJ ADR                                             4,340          68,312
Telecom Italia SpA ADR                                      130          10,984
                                                                   ------------
                                                                        114,710
                                                                   ------------
Total Technology                                                        134,782
                                                                   ------------
Utility (11.16%)
Electric (1.55%)
E.ON AG ADR                                                 590          32,539
                                                                   ------------
Telephone (9.61%)
Alcatel SA ADR                                              790          12,324
British Telecommunications Plc ADR                          620          38,818
Telefonica SA ADR*                                          960          33,840
Vodafone Group PLC ADR                                    5,820         117,273
                                                                   ------------
                                                                        202,255
                                                                   ------------
Total Utility                                                           234,794
                                                                   ------------
Total Common Stock (Cost $2,513,215)                                  1,966,681
                                                                   ------------

       Par Value
       ---------

Short-Term Investments (6.31%)
     $     46,793     Firstar Government Money Market Fund               46,793
           86,045     Firstar Institutional Money Market Fund            86,045
                                                                   ------------
                      Total Short-Term Investments (Cost $132,838)      132,838
                                                                   ------------
                      Total Investments (Cost $2,646,053)(a)
                         (99.75%)                                     2,099,519
                      Other Net Assets (0.25%)                            6,736
                                                                   ------------
                         Net Assets (100.00%)                      $  2,106,255
                                                                   ============
-----------------
*    Non-Income Producing Security
**   Unsponsored ADR
     ADR - American Depository Receipts

(a) Aggregate cost for federal income tax purposes is $2,646,053. At August 31, 2001, unrealized appreciation
     (depreciation) of securities for federal income tax purpose is as follows:

                      Unrealized appreciation                      $     41,519
                      Unrealized depreciation                          (588,053)
                                                                   ------------
                         Net unrealized depreciation               $   (546,534)
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND        PORTFOLIO OF INVESTMENTS            8/31/2001

COMPANY                                                  SHARES         VALUE
--------------------------------------------------------------------------------
Common Stock (75.87%)
Capital Good (0.22%)
Molex Inc.                                                  812    $     25,635
                                                                   ------------
Total Capital Good                                                       25,635
                                                                   ------------
Consumer Cyclical (1.90%)
Bed Bath & Beyond Inc.*                                   3,386          97,686
Costco Wholesale Corp.*                                   2,075          77,626
Paccar Inc.                                                 739          40,867
                                                                   ------------
Total Consumer Cyclical                                                 216,179
                                                                   ------------
Consumer Non-Durable (11.73%)
Abgenix Inc.*                                               640          19,181
Adelphia Communications* Cl. A                            1,219          38,459
Biomet Inc.                                               3,166          87,477
Cintas Group                                              1,766          82,225
Comcast Corp.* Cl. A Special                              3,835         140,476
Concord EFS Inc.*                                         2,391         125,456
Echostar Communications Corp.*                            2,141          60,291
Human Genome Sciences Inc.*                               1,050          47,124
Idec Pharmaceuticals Corp.*                               1,450          85,942
Immunex Corp.*                                            6,206         107,860
Medimmune Inc.*                                           2,021          81,143
Metromedia Fiber Network Inc.*                            4,610           3,458
Millennium Pharmeceuticals*                               1,980          54,450
PanAmSat Corp.*                                           1,766          52,415
Paychex Inc.                                              3,117         115,547
Staples Inc.*                                             2,724          40,996
Starbucks Corp.*                                          4,672          78,817
Telefonaktiebolaget LM Ericsson ADR                       8,478          42,220
USA Networks Inc.*                                        3,112          72,074
                                                                   ------------
Total Consumer Non-Durable                                            1,335,611
                                                                   ------------
Manufacturing (4.99%)
Applied Materials Inc.*                                   3,748         161,501
Applied Micro Circuits Corp.*                             2,766          39,471
Citrix Systems Inc.*                                      2,007          66,131
Comverse Technology Inc.*                                 1,463          36,780
Dell Computer Corp.*                                      7,819         167,170
Inktomi Corp.*                                              870           3,445
Novellus Systems Inc.*                                    1,300          57,603
Smurfit-Stone Container Corp.*                            2,104          36,315
                                                                   ------------
Total Manufacturing                                                     568,416
                                                                   ------------
Service (1.39%)
CMG Information Services Inc.*                            2,975           5,296
Fiserv, Inc.*                                             1,376          74,538
Mercury Interactive Corp.*                                  725          19,582
Palm Inc*                                                 4,800          17,184
TMP Worldwide Inc.*                                         925          41,483
                                                                   ------------
Total Service                                                           158,083
                                                                   ------------
Technology (54.57%)
3COM Corp.*                                               1,616           6,642
ADC Telecommunications Inc.*                              8,594          37,556
Adobe Systems Inc                                         2,084          70,043
Altera Corp*                                              4,906         139,330
Amazon.com, Inc.*                                         2,133          19,069
Amgen Inc.*                                               4,232         272,118
Apple Computer Inc.*                                      4,076          75,610
Ariba Inc.*                                               2,140           4,879
At Home Corp.* Series A                                   2,489    $      1,045
Atmel Corp.*                                              3,146          30,170
BEA Systems Inc*                                          3,200          51,744
Biogen Inc.*                                              1,382          83,418
Broadcom Corp.*                                           1,300          41,795
BroadVision Inc.*                                         2,566           3,310
Brocade Communications System*                            2,100          50,505
Check Point Software Technologies*                        2,100          67,179
Chiron Corp.*                                             2,314         107,879
Ciena Corp.*                                              3,400          58,208
Cisco Systems Inc.*                                      24,624         402,110
CNET Networks Inc*                                        1,401          12,861
Compuware Corp.*                                          2,027          24,750
Conexant Systems Inc.*                                    2,270          27,036
Ebay, Inc.*                                               1,764          99,190
Electronic Arts*                                          1,130          65,212
Exodus Communications Inc*                                5,100           4,488
Flextronics International Ltd.*                           4,450          97,633
Gemstar-TV GUIDE Intl Group*                              3,819         113,272
Genzyme Corp.*                                            1,970         111,581
I2 Technologies, Inc.*                                    3,814          25,401
Intel Corp.                                              20,042         560,374
Intuit Inc.*                                              2,318          87,574
JDS Uniphase Corp.*                                      11,837          83,451
Juniper Networks Inc.*                                    1,810          25,340
Kla-Tencor Corp.*                                         2,017          99,115
Level 3 Comm., Inc.*                                      2,213           8,454
Linear Technology Corp.                                   3,732         153,311
Maxim Integrated Products*                                4,073         188,213
Microchip Tech*                                             941          33,584
Microsoft Corp.*                                         16,286         929,116
Network Appliance Inc.*                                   2,899          37,571
Nextel Communications Inc.* Cl. A                         8,322         100,530
Novell Inc.*                                              3,920          17,836
Nvidia Corp.*                                               600          50,826
Oracle Corporation*                                      20,588         251,379
Parametric Technology Corp.*                              3,220          23,474
Peoplesoft Inc.*                                          3,489         120,301
PMC - Sierra Inc.*                                        1,523          46,832
Qlogic Corp.*                                               790          23,708
Qualcomm Inc.*                                            7,927         466,504
Rational Software Corp.*                                  1,725          24,771
RealNetworks Inc.*                                        1,363           9,841
RF Micro Devices Inc.*                                    1,648          41,958
Sanmina Corp.*                                            2,880          51,869
Siebel Systems Inc*                                       4,412          95,299
Sun Microsystems Inc.*                                   14,142         161,926
Tellabs Inc.*                                             2,069          27,559
VeriSign Inc.*                                            1,674          68,718
Veritas Software Corp.*                                   4,042         116,086
Vitesse Semiconductor*                                    1,721          25,127
Xilinx Inc.*                                              3,847         150,187
XO Communications Inc*                                    2,488           2,836
Yahoo Inc*                                                2,375          28,168
                                                                   ------------
Total Technology                                                      6,215,872
                                                                   ------------
Utility (1.07%)
McLeodUSA Inc.*                                           4,131           5,164
Worldcom Inc*                                             9,069         116,627
                                                                   ------------
Total Utility                                                           121,791
                                                                   ------------
Total Common Stock (Cost $20,034,926)                                 8,641,587
                                                                   ------------

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND        PORTFOLIO OF INVESTMENTS            8/31/2001
                                   CONTINUED

--------------------------------------------------------------------------------
       Par Value
       ---------

Short-Term Investments (23.95%)
     $  2,400,000     United States Treasury Bills 4.22%
                         09/20/01 (b)                              $  2,395,643
          182,903     Firstar Institutional Money Market Fund           182,903
          149,521     Firstar Government Money Market Fund              149,521
                                                                   ------------
                      Total Short-Term Investments
                         (Cost $2,728,067)                            2,728,067
                                                                   ------------
                     Total Investments (Cost $22,762,993)(a)
                         (99.82%)                                    11,369,654
                     Other Net Assets (0.18%)                            20,125
                                                                   ------------
                         Net Assets (100.00%)                      $ 11,389,779
                                                                   ============
-----------------
*    Non- Income Producing Security
ADR- American Depository Receipts.

(a) Aggregate cost for federal income tax purposes is 22,762,993. At August 31, 2001, unrealized appreciation
     (depreciation) of securities for federal income tax purpose is as follows:

                      Unrealized appreciation                      $    238,814
                      Unrealized depreciation                       (11,632,153)
                                                                   ------------
                         Net unrealized depreciation               $(11,393,339)
                                                                   ============
(b At August 31, 2001, certain United States Treasury Bills with a market value of $998,120 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2001: (Contracts-$250 times premium/delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                      Nasdaq 100 E-mini Futures:
                      92/Sep 01/Long                               $   (704,728)
                                                                   ============
                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                               STATEMENT OF ASSETS & LIABILITES
                                                       AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------------------------

                                                                                                California
                                                              California Tax- California Tax-    Insured      Short-Term U.S
                                                                Free Money      Free Income    Intermediate     Government
                                                                Market Fund        Fund            Fund         Bond Fund
                                                              --------------------------------------------------------------
ASSETS
   Investments at market value (identified cost $98,942,098
   $178,524,271, $21,229,314, $11,426,622, $26,010,630,
   and $59,653,493 respectively)(Note 1)                       $ 98,942,098    $199,109,358    $ 22,620,176    $ 11,557,169
   Cash                                                              43,249          84,501          43,832          33,020
   Interest receivable                                              460,268       2,374,122         297,120          38,272
   Receivable for fund shares sold                                  182,047           3,849          20,000           6,225
                                                               ------------------------------------------------------------
      Total Assets                                               99,627,662     201,571,830      22,981,128      11,634,686
LIABILITIES
   Payable for fund shares repurchased                               66,364          10,083             486              --
   Payable to Investment Advisor                                     23,329          79,465           6,251           1,655
   Accrued expenses                                                  17,607          35,849           5,099           3,890
   Distributions payable                                                 --         160,641          20,614           5,724
                                                               ------------------------------------------------------------
      Total Liabilities                                             107,300         286,038          32,450          11,269
                                                               ------------------------------------------------------------
NET ASSETS:
   (Applicable to 99,583,733; 15,282,012; 2,069,611;
   1,135,106; 2,531,003 and 59,750,258 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                 $ 99,520,362    $201,285,792    $ 22,948,678    $ 11,623,417
                                                               ============================================================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $ 99,520,362 / 99,583,733 shares                            $       1.00
   $201,285,792 / 15,282,012 shares                            ============    $      13.17
   $ 22,948,678 / 2,069,611 shares                                             ============    $      11.09
   $ 11,623,417 / 1,135,106 shares                                                             ============    $      10.24
   $ 27,264,861 / 2,531,003 shares                                                                             ============
   $ 59,759,844 / 59,750,258 shares

   Net Assets at August 31, 2001 consist of:
   Paid-in capital                                             $ 99,535,203    $179,376,576    $ 21,431,089    $ 11,466,060
   Undistributed net investment income                                   --              --           5,522              --
   Accumulated net realized gains(losses)                           (14,841)      1,324,129         121,205          26,810
   Unrealized appreciation of investments                                --      20,585,087       1,390,862         130,547
                                                               ------------------------------------------------------------
                                                               $ 99,520,362    $201,285,792    $ 22,948,678    $ 11,623,417
                                                               ============================================================

                                                                  U.S.         The United
                                                               Government    States Treasury
                                                             Securities Fund      Trust
                                                             -------------------------------
ASSETS
   Investments at market value (identified cost $98,942,098
   $178,524,271, $21,229,314, $11,426,622, $26,010,630,
   and $59,653,493 respectively)(Note 1)                       $ 27,090,039    $ 59,653,493
   Cash                                                               5,457          92,868
   Interest receivable                                              210,898              --
   Receivable for fund shares sold                                    1,166          55,718
                                                               ----------------------------
      Total Assets                                               27,307,560      59,802,079
LIABILITIES
   Payable for fund shares repurchased                                9,440          17,806
   Payable to Investment Advisor                                     10,535          13,019
   Accrued expenses                                                   6,396          11,410
   Distributions payable                                             16,328              --
                                                               ----------------------------
      Total Liabilities                                              42,699          42,235
                                                               ----------------------------
NET ASSETS:
   (Applicable to 99,583,733; 15,282,012; 2,069,611;
   1,135,106; 2,531,003 and 59,750,258 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                 $ 27,264,861    $ 59,759,844
                                                               ============================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $ 99,520,362 / 99,583,733 shares
   $201,285,792 / 15,282,012 shares
   $ 22,948,678 / 2,069,611 shares
   $ 11,623,417 / 1,135,106 shares
   $ 27,264,861 / 2,531,003 shares                             $      10.77
   $ 59,759,844 / 59,750,258 shares                            ============    $       1.00
                                                                               ============
   Net Assets at August 31, 2001 consist of:
   Paid-in capital                                             $ 26,374,428    $ 59,750,364
   Undistributed net investment income                               67,993              --
   Accumulated net realized gains(losses)                          (256,969)          9,480
   Unrealized appreciation of investments                         1,079,409              --
                                                               ----------------------------
                                                               $ 27,264,861    $ 59,759,844
                                                               ============================

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                               STATEMENT OF ASSETS & LIABILITES
                                                       AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------------------------

                                                               S&P 500 Index    S&P MidCap     S&P SmallCap    Equity Income
                                                                   Fund         Index Fund      Index Fund         Fund
                                                               -------------------------------------------------------------
ASSETS
   Investments at market value (identified cost $109,074,277,
   $69,563,457, $12,546,901, $7,530,847, $2,646,053, and
   $22,762,993 respectively)(Note 1)                           $141,031,179    $ 79,181,692    $ 13,844,682    $  8,765,547
   Cash                                                                  --             525           6,300              --
   Interest receivable                                               28,221          16,400           2,853           1,417
   Dividends receivable                                             188,895          67,781           6,042          11,255
   Receivable for fund shares sold                                   43,258          78,470          11,644             849
   Receivable for investments sold                                   35,843       4,067,601         377,682              --
   Variation margin receivable                                      138,126         104,972           6,791          21,116
                                                               ------------------------------------------------------------
      Total Assets                                              141,465,522      83,517,441      14,255,994       8,800,184
                                                               ------------------------------------------------------------
LIABILITIES
   Payable for fund shares repurchased                               36,148         190,666          19,635              --
   Payable to Investment Advisor                                      9,246          18,500           3,677           2,353
   Accrued expenses                                                  30,259          15,272           6,902           3,348
                                                               ------------------------------------------------------------
      Total Liabilities                                              75,653         224,438          30,214           5,701
                                                               ------------------------------------------------------------
NET ASSETS:
   (Applicable to 6,203,965; 5,149,026; 1,103,457;
   720,388; 295,450 and 3,037,521 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                 $141,389,869    $ 83,293,003    $ 14,225,780    $  8,794,483
                                                               ============================================================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $141,389,869 / 6,203,965 shares                             $      22.79
   $ 83,293,003 / 5,149,026 shares                             ============    $      16.18
   $ 14,225,780 / 1,103,457 shares                                             ============    $      12.89
   $  8,794,483 /  720,388 shares                                                              ============    $      12.21
   $  2,106,255 /  295,450 shares                                                                              ============
   $ 11,389,779 / 3,037,521 shares

   Net Assets at August 31, 2001 consist of:
   Paid-in capital                                             $114,728,083    $ 75,156,324    $ 12,925,134    $  8,462,492
   Undistributed net investment income                              330,732          51,484           3,441          21,597
   Accumulated net realized gains(losses)                        (3,434,443)     (1,198,913)        162,932        (855,216)
   Unrealized appreciation (depreciation) of investments         31,956,902       9,618,235       1,297,781       1,234,700
   Unrealized depreciation of futures contracts                  (2,191,405)       (334,127)       (163,508)        (69,090)
                                                               ------------------------------------------------------------
                                                               $141,389,869    $ 83,293,003    $ 14,225,780    $  8,794,483
                                                               ============================================================

                                                                European
                                                                Growth &        Nasdaq-100
                                                               Income Fund      Index Fund
                                                               ----------------------------
ASSETS
   Investments at market value (identified cost $109,074,277,
   $69,563,457, $12,546,901, $7,530,847, $2,646,053, and
   $22,762,993 respectively)(Note 1)                           $  2,099,519    $ 11,369,654
   Cash                                                                  --           2,000
   Interest receivable                                                  250           2,211
   Dividends receivable                                               7,277             623
   Receivable for fund shares sold                                    1,456           6,919
   Receivable for investments sold                                       --              --
   Variation margin receivable                                           --          31,911
                                                               ----------------------------
      Total Assets                                                2,108,502      11,413,318
                                                               ----------------------------
LIABILITIES
   Payable for fund shares repurchased                                   --          13,913
   Payable to Investment Advisor                                        788           3,245
   Accrued expenses                                                   1,459           6,381
                                                               ----------------------------
      Total Liabilities                                               2,247          23,539
                                                               ----------------------------
NET ASSETS:
   (Applicable to 6,203,965; 5,149,026; 1,103,457;
   720,388; 295,450 and 3,037,521 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                 $  2,106,255    $ 11,389,779
                                                               ============================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $141,389,869 / 6,203,965 shares
   $ 83,293,003 / 5,149,026 shares
   $ 14,225,780 / 1,103,457 shares
   $  8,794,483 /  720,388 shares
   $  2,106,255 /  295,450 shares                              $       7.13
   $ 11,389,779 / 3,037,521 shares                             ============    $       3.75
                                                                               ============
   Net Assets at August 31, 2001 consist of:
   Paid-in capital                                             $  2,703,939    $ 25,158,737
   Undistributed net investment income                                3,112              --
   Accumulated net realized gains(losses)                           (54,262)     (1,670,891)
   Unrealized appreciation (depreciation) of investments           (546,534)    (11,393,339)
   Unrealized depreciation of futures contracts                          --        (704,728)
                                                               ----------------------------
                                                               $  2,106,255    $ 11,389,779
                                                               ============================

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                  STATEMENT OF OPERATIONS
                                             FOR THE YEAR ENDED AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------------------------

                                                                                              California       Short-Term
                                                          California Tax-  California Tax-     Insured            U.S.
                                                            Free Money       Free Income     Intermediate      Government
                                                            Market Fund         Fund             Fund          Bond Fund
                                                          ----------------------------------------------------------------
Investment Income
   Interest income                                         $  3,213,634     $  9,551,992     $  1,029,388     $    446,099
                                                           ---------------------------------------------------------------
Expenses
   Management fees (Note 2)                                     533,164          922,389          113,653           40,548
   Transfer agent fees                                           40,270           60,784           11,885            9,069
   Accounting services                                           73,868          129,374           19,605           10,556
   Custodian fees                                                11,998           15,455            3,081            2,900
   Legal and audit fees                                           9,842           79,407            5,547            3,013
   Trustees fees                                                  5,522            5,490            5,523            1,840
   Insurance                                                      2,201            4,157              485              261
   Printing                                                       1,798            4,800              597              182
   Registration & dues                                            3,614            3,386            1,728            1,719
                                                           ---------------------------------------------------------------
      Total Expenses                                            682,277        1,225,242          162,104           70,088
         Less reimbursement from manager (Note 2)              (252,139)              --          (37,086)         (45,450)
                                                           ---------------------------------------------------------------
      Net Expenses                                              430,138        1,225,242          125,018           24,638
                                                           ---------------------------------------------------------------
         Net Investment Income                                2,783,496        8,326,750          904,370          421,461
                                                           ---------------------------------------------------------------
Realized and Unrealized Gain on Investments
   Net realized gain from security transactions                      --        1,328,519          123,513           35,587
   Change in unrealized appreciation of investments                  --        5,644,714          645,205          113,651
                                                           ---------------------------------------------------------------
   Net realized and unrealized gain on
      investments                                                    --        6,973,233          768,718          149,238
                                                           ---------------------------------------------------------------
   Net increase in net assets resulting from
      Operations                                           $  2,783,496     $ 15,299,983     $  1,673,088     $    570,699
                                                           ===============================================================

                                                               U.S.          The United
                                                            Government     States Treasury
                                                          Securities Fund       Trust
                                                          --------------------------------
Investment Income
   Interest income                                         $  1,540,916     $  3,173,090
                                                           -----------------------------
Expenses
   Management fees (Note 2)                                     127,988          309,063
   Transfer agent fees                                           15,385           22,385
   Accounting services                                           21,603           45,458
   Custodian fees                                                 4,301            6,499
   Legal and audit fees                                           5,693            7,440
   Trustees fees                                                  1,841            1,842
   Insurance                                                        588            1,310
   Printing                                                       1,201            1,299
   Registration & dues                                            2,859            5,619
                                                           -----------------------------
      Total Expenses                                            181,459          400,915
         Less reimbursement from manager (Note 2)               (15,075)        (153,664)
                                                           -----------------------------
      Net Expenses                                              166,384          247,251
                                                           -----------------------------
         Net Investment Income                                1,374,532        2,925,839
                                                           -----------------------------
Realized and Unrealized Gain on Investments
   Net realized gain from security transactions                 505,182           17,140
   Change in unrealized appreciation of investments             529,578               --
                                                           -----------------------------
   Net realized and unrealized gain on
      investments                                             1,034,760           17,140
                                                           -----------------------------
   Net increase in net assets resulting from
      Operations                                           $  2,409,292     $  2,942,979
                                                           =============================

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                  STATEMENT OF OPERATIONS
                                             FOR THE YEAR ENDED AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------------------------

                                                           S&P 500 Index     S&P MidCap      S&P SmallCap     Equity Income
                                                               Fund          Index Fund       Index Fund          Fund
                                                           ----------------------------------------------------------------
Investment Income
   Interest income                                         $    671,773     $    353,143     $    108,649     $    153,324
   Dividend income                                            1,665,526          720,439           81,097          133,847
                                                           ---------------------------------------------------------------
      Total                                                   2,337,299        1,073,582          189,746          287,171
                                                           ---------------------------------------------------------------
Expenses
   Management fees (Note 2)                                     376,561          306,875           65,299           49,523
   Transfer agent fees                                           48,062           21,414           15,434           11,698
   Accounting services                                          102,703           55,747           13,652           11,300
   Custodian fees                                                14,191           12,996            7,399            2,614
   Legal and audit fees                                           9,876            7,386            7,473            7,300
   Trustees fees                                                  1,835            1,840            1,840            1,838
   Insurance                                                      3,301            1,872              315              199
   Printing                                                       6,009            3,106            1,682            1,084
   Registration & dues                                           12,029            8,137            2,879            2,814
   Licensing fee                                                 17,941           11,748            1,133               --
   Amortization of organizational costs                              --               --            2,747            5,090
                                                           ---------------------------------------------------------------
      Total Expenses                                            592,508          431,121          119,853           93,460
         Less reimbursement from manager (Note 2)              (291,259)        (124,246)         (34,964)         (14,224)
                                                           ---------------------------------------------------------------
      Net Expenses                                              301,249          306,875           84,889           79,236
                                                           ---------------------------------------------------------------
         Net Investment Income                                2,036,050          766,707          104,857          207,935
                                                           ---------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions        1,624,453        1,853,307          845,406          (60,214)
   Net realized gain (loss) from futures contracts           (1,997,038)      (1,235,025)        (273,514)        (585,709)
   Change in unrealized appreciation (depreciation) of
      investments                                           (40,849,033)      (6,042,926)        (718,880)        (929,060)
   Change in unrealized gain (loss) of futures contracts     (2,438,566)        (649,679)        (252,061)        (278,382)
                                                           ---------------------------------------------------------------
   Net realized and unrealized loss on
      investments                                           (43,660,184)      (6,074,323)        (399,049)      (1,853,365)
                                                           ---------------------------------------------------------------
   Net decrease in net assets resulting from
      Operations                                           $(41,624,134)    $ (5,307,616)    $   (294,192)    $ (1,645,430)
                                                           ===============================================================

                                                             European
                                                             Growth &        Nasdaq-100
                                                            Income Fund      Index Fund
                                                           -----------------------------
Investment Income
   Interest income                                         $      3,625     $    133,972
   Dividend income                                               35,223            5,556
                                                           -----------------------------
      Total                                                      38,848          139,528
                                                           -----------------------------
Expenses
   Management fees (Note 2)                                      16,567           66,557
   Transfer agent fees                                            8,634           18,777
   Accounting services                                            5,945           13,686
   Custodian fees                                                 4,727            6,047
   Legal and audit fees                                           2,690            3,273
   Trustees fees                                                  1,840            1,838
   Insurance                                                         46              285
   Printing                                                         521            2,007
   Registration & dues                                            1,378            4,242
   Licensing fee                                                     --            3,596
   Amortization of organizational costs                              --               --
                                                           -----------------------------
      Total Expenses                                             42,348          120,308
         Less reimbursement from manager (Note 2)               (23,856)         (33,784)
                                                           -----------------------------
      Net Expenses                                               18,492           86,524
                                                           -----------------------------
         Net Investment Income                                   20,356           53,004
                                                           -----------------------------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions          (53,456)        (465,271)
   Net realized gain (loss) from futures contracts                   --         (971,588)
   Change in unrealized appreciation (depreciation) of
      investments                                              (502,579)     (11,290,579)
   Change in unrealized gain (loss) of futures contracts             --         (938,760)
                                                           -----------------------------
   Net realized and unrealized loss on
      investments                                              (556,035)     (13,666,198)
                                                           -----------------------------
   Net decrease in net assets resulting from
      Operations                                           $   (535,679)    $(13,613,194)
                                                           =============================

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
                                                 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                             California Tax-Free Money        California Tax-Free           California Insured
                                                   Market Fund                    Income Fund               Intermediate Fund

                                             Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                             August 31,     August 31,     August 31      August 31,     August 31,     August 31,
                                                2001           2000           2001           2000           2001           2000
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $  2,783,496   $  2,958,585   $  8,326,750   $  8,701,458   $    904,370   $    947,330
   Net realized gain (loss) on investments            --             --      1,328,519        229,899        123,513         (1,035)
   Change in unrealized
      appreciation of investments                     --             --      5,644,714      6,260,596        645,205        420,608
                                            ---------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                          2,783,496      2,958,585     15,299,983     15,191,953      1,673,088      1,366,903
   Undistributed investment income
      included in price of shares sold
      and repurchased                                 --             --        (56,480)         9,631         (4,387)        (3,335)

Distributions to Shareholders
   Distributions from net investment
      income                                  (2,783,496)    (2,958,585)    (8,334,565)    (8,666,741)      (901,165)      (956,701)
   Distributions from realized capital
      gains on investments                            --             --       (214,975)      (922,721)          (733)       (49,811)
Capital Share Transactions
   Decrease in net assets
      resulting from capital share
      transactions                            (3,327,526)    (2,758,159)    (2,193,974)    (9,772,081)      (696,315)    (1,653,384)
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                  (3,327,526)    (2,758,159)     4,499,989     (4,159,959)        70,488     (1,296,328)
Net Assets
   Beginning of year                         102,847,888    105,606,047    196,785,803    200,945,762     22,878,190     24,174,518
                                            ---------------------------------------------------------------------------------------
   End of year *                            $ 99,520,362   $102,847,888   $201,285,792   $196,785,803   $ 22,948,678   $ 22,878,190
                                            =======================================================================================
   *Including undistributed net
   investment income of:                    $         --   $         --   $         --   $     44,348   $      5,522   $      2,317
                                            =======================================================================================

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
                                                 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                   Short-Term U.S.              U.S. Government             The United States
                                                Government Bond Fund            Securities Fund               Treasury Trust

                                                             January 18,
                                                               2000**
                                             Year Ended          to        Year Ended     Year Ended     Year Ended     Year Ended
                                             August 31,      August 31,    August 31      August 31,     August 31,     August 31,
                                                2001            2000          2001           2000           2001           2000
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $    421,461   $    140,872   $  1,374,532   $  1,679,202   $  2,925,839   $  3,256,040
   Net realized gain (loss) on investments        35,587            189        505,182       (761,829)        17,140          6,434
   Change in unrealized
      appreciation of investments                113,651         16,896        529,578      1,023,753             --             --
                                            ---------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                            570,699        157,957      2,409,292      1,941,126      2,942,979      3,262,474
   Undistributed investment income
      included in price of shares sold
      and repurchased                             12,931         10,121            775        (13,837)            --             --

Distributions to Shareholders
   Distributions from net investment
      income                                    (431,166)      (139,943)    (1,360,429)    (1,625,632)    (2,925,839)    (3,256,040)
   Distributions from realized capital
      gains on investments                          (189)            --             --       (149,160)            --             --
Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                             6,038,929      5,404,078      1,738,958     (6,626,253)     3,278,694      5,940,300
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                   6,191,204      5,432,213      2,788,596     (6,473,756)     3,295,834      5,946,734
Net Assets
   Beginning of period                         5,432,213             --     24,476,265     30,950,021     56,464,010     50,517,276
                                            ---------------------------------------------------------------------------------------
   End of period*                           $ 11,623,417   $  5,432,213   $ 27,264,861   $ 24,476,265   $ 59,759,844   $ 56,464,010
                                            =======================================================================================
   *Including undistributed net
   investment income of:                    $         --   $     11,050   $     67,993   $     39,733   $         --   $         --
                                            =======================================================================================

**   Commencement of operations.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
                                                 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                      S&P 500                     S&P MidCap                   S&P SmallCap
                                                    Index Fund                    Index Fund                    Index Fund

                                             Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                             August 31,     August 31,     August 31,     August 31,     August 31,     August 31,
                                                2001           2000           2001           2000           2001           2000
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $  2,036,050   $  2,026,588   $    766,707   $    760,320   $    104,857   $    108,228
   Net realized gain (loss) on investments     1,624,453       (661,145)     1,853,307     10,171,031        845,406       (145,676)
   Net realized gain (loss) on futures
      contracts                               (1,997,038)       676,284     (1,235,025)     1,478,760       (273,514)       307,029
   Change in unrealized appreciation
      (depreciation) of investments          (40,849,033)    21,095,696     (6,042,926)     9,000,448       (718,880)     2,516,370
   Change in unrealized appreciation
      (depreciation) of futures contracts     (2,438,566)       511,322       (649,679)       506,225       (252,061)       220,692
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations       (41,624,134)    23,648,745     (5,307,616)    21,916,784       (294,192)     3,006,643
   Undistributed investment income
      included in price of shares sold
      and repurchased                             26,999         (6,304)        15,705         (5,906)         1,592         (1,259)

Distributions to Shareholders
   Distributions from net investment
      income                                  (1,986,260)    (2,088,867)      (776,706)      (713,110)      (119,083)       (93,077)
   Distributions from realized capital
      gains on investments                    (2,289,936)    (6,859,499)   (10,756,006)   (12,200,407)      (597,363)      (486,514)
Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                            21,372,276      8,920,516     25,368,570      8,587,687      2,371,986       (444,384)
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                 (24,501,055)    23,614,591      8,543,947     17,585,048      1,362,940      1,981,409
Net Assets
   Beginning of year                         165,890,924    142,276,333     74,749,056     57,164,008     12,862,840     10,881,431
                                            ---------------------------------------------------------------------------------------
   End of year*                             $141,389,869   $165,890,924   $ 83,293,003   $ 74,749,056   $ 14,225,780   $ 12,862,840
                                            =======================================================================================
   *Including undistributed net
   investment income of:                    $    330,732   $    274,634   $     51,484   $     61,482   $      3,441   $     14,215
                                            =======================================================================================

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
                                                 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                              European Growth &
                                                Equity Income Fund               Income Fund              Nasdaq-100 Index Fund

                                                                                          January 18,                   January 18,
                                                                                            2000**                        2000**
                                             Year Ended     Year Ended     Year Ended         to         Year Ended         to
                                             August 31,     August 31,     August 31,     August 31,     August 31,     August 31,
                                                2001           2000           2001           2000           2001           2000
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $    207,935   $    316,823   $     20,356   $      8,868   $     53,004   $     54,429
   Net realized gain (loss) on investments       (60,214)      (654,649)       (53,456)          (806)      (465,271)         5,951
   Net realized gain (loss) on futures
      contracts                                 (585,709)       379,643             --                      (971,588)      (154,778)
   Change in unrealized appreciation
      (depreciation) of investments             (929,060)       541,412       (502,579)       (43,955)   (11,290,579)      (102,760)
   Change in unrealized appreciation
      (depreciation) of futures contracts       (278,382)       308,179             --             --       (938,760)       234,032
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations        (1,645,430)       891,408       (535,679)       (35,893)   (13,613,194)        36,874
   Undistributed investment income
      included in price of shares sold
      and repurchased                             (6,939)        (5,348)         1,854          3,232         12,568         57,779

Distributions to Shareholders
   Distributions from net investment
      income                                    (297,134)      (236,044)       (19,774)        (6,338)      (123,813)       (36,344)
   Distributions from realized capital
      gains on investments                       (23,840)      (391,669)            --             --        (85,205)            --
Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                            (1,044,722)    (2,162,022)     1,154,928      1,543,925     10,701,330     14,439,784
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                  (3,018,065)    (1,903,675)       601,329      1,504,926     (3,108,314)    14,498,093
Net Assets
   Beginning of period                        11,812,548     13,716,223      1,504,926             --     14,498,093             --
                                            ---------------------------------------------------------------------------------------
   End of period*                           $  8,794,483   $ 11,812,548   $  2,106,255   $  1,504,926   $ 11,389,779   $ 14,498,093
                                            =======================================================================================
   *Including undistributed net
   investment income of:                    $     21,597   $     90,093   $      3,112   $      5,762   $         --   $     75,864
                                            =======================================================================================

**   Commencement of operations.

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------------------------------
                                  STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

                                                        California Tax-Free Income Fund

                                                 Year Ended                        Year Ended
                                               August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................       6,234,211    $  79,853,046        7,364,881    $  90,156,519
Shares issued in reinvestment of
   distributions ..................         509,305        6,527,273          597,193        7,321,479
                                      ----------------------------------------------------------------
                                          6,743,516       86,380,319        7,962,074       97,477,998
Shares repurchased ................      (6,889,876)     (88,574,293)      (8,737,755)    (107,250,079)
                                      ----------------------------------------------------------------
   Net decrease ...................        (146,360)   $  (2,193,974)        (775,681)   $  (9,772,081)
                                      ================================================================

                                                     California Insured Intermediate Fund

                                                 Year Ended                        Year Ended
                                               August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................         290,663    $   3,136,429          546,988    $   5,705,840
Shares issued in reinvestment of
   distributions ..................          58,373          631,628           69,592          727,775
                                      ----------------------------------------------------------------
                                            349,036        3,768,057          616,580        6,433,615
Shares repurchased ................        (414,432)      (4,464,372)        (775,212)      (8,086,999)
                                      ----------------------------------------------------------------
   Net decrease ...................         (65,396)   $    (696,315)        (158,632)   $  (1,653,384)
                                      ================================================================

                                            California Tax-Free                The United States
                                               Money Market                      Treasury Trust

                                        Year Ended       Year Ended       Year Ended       Year Ended
                                        August 31,       August 31,       August 31,       August 31,
                                           2001             2000             2000             2000
                                      ------------------------------    ------------------------------
                                       Shares/Value     Shares/Value     Shares/Value     Shares/Value
                                      ----------------------------------------------------------------
Shares sold .......................     174,547,330      211,511,643      125,504,552      142,465,708
Shares issued in reinvestment of
   distributions ..................       2,705,407        2,827,709        2,837,394        3,134,082
                                      ----------------------------------------------------------------
                                        177,252,737      214,339,352      128,341,946      145,599,790
Shares repurchased ................    (180,580,263)    (217,097,511)    (125,063,252)    (139,659,490)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........      (3,327,526)      (2,758,159)       3,278,694        5,940,300
                                      ================================================================

                                                      Short-Term U.S. Government Bond Fund

                                                Year Ended                   January 18, 2000* to
                                              August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................         929,957    $   9,446,723          597,309    $   5,972,711
Shares issued in reinvestment of
   distributions ..................          36,384          369,569           13,823          138,498
                                      ----------------------------------------------------------------
                                            966,341        9,816,292          611,132        6,111,209
Shares repurchased ................        (371,693)      (3,777,363)         (70,674)        (707,131)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........         594,648    $   6,038,929          540,458    $   5,404,078
                                      ================================================================

                                                        U.S. Government Securities Fund

                                                 Year Ended                        Year Ended
                                               August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................         368,136    $   3,908,613          542,404    $   5,502,376
Shares issued in reinvestment of
   distributions ..................         112,696        1,194,497          138,352        1,401,847
                                      ----------------------------------------------------------------
                                            480,832        5,103,110          680,756        6,904,223
Shares repurchased ................        (319,458)      (3,364,152)      (1,334,649)     (13,530,476)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........         161,374    $   1,738,958         (653,893)   $  (6,626,253)
                                      ================================================================

                                                               S&P 500 Index Fund

                                                 Year Ended                        Year Ended
                                               August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................       1,479,909    $  38,349,791        1,622,705    $  46,857,711
Shares issued in reinvestment of
   distributions ..................         155,980        4,056,766          305,590        8,678,383
                                      ----------------------------------------------------------------
                                          1,635,889       42,406,557        1,928,295       55,536,094
Shares repurchased ................        (810,707)     (21,034,281)      (1,609,739)     (46,615,578)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........         825,182    $  21,372,276          318,556    $   8,920,516
                                      ================================================================

*    Commencement of operations.

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------------------------------
                                  STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

                                                             S&P MidCap Index Fund

                                                 Year Ended                        Year Ended
                                               August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................       1,580,516    $  26,892,532          698,333    $  12,761,968
Shares issued in reinvestment of
   distributions ..................         705,448       11,041,655          766,970       12,316,597
                                      ----------------------------------------------------------------
                                          2,285,964       37,934,187        1,465,303       25,078,565
Shares repurchased ................        (739,511)     (12,565,617)        (920,257)     (16,490,878)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........       1,546,453    $  25,368,570          545,046    $   8,587,687
                                      ================================================================

                                                            S&P SmallCap Index Fund

                                                 Year Ended                        Year Ended
                                               August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................         256,078    $   3,286,519          263,140    $   3,302,697
Shares issued in reinvestment of
   distributions ..................          58,937          695,245           48,978          567,623
                                      ----------------------------------------------------------------
                                            315,015        3,981,764          312,118        3,870,320
Shares repurchased ................        (124,668)      (1,609,778)        (348,402)      (4,314,704)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........         190,347    $   2,371,986          (36,284)   $    (444,384)
                                      ================================================================

                                                             Equity Income Fund

                                                Year Ended                        Year Ended
                                              August 31, 2001                   August 31, 2001
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................          51,261    $     669,385          126,613    $   1,749,095
Shares issued in reinvestment of
   distributions ..................          23,237          314,659           45,005          620,518
                                      ----------------------------------------------------------------
                                             74,498          984,044          171,618        2,369,613
Shares repurchased ................        (151,516)      (2,028,766)        (327,857)      (4,531,635)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........         (77,018)   $  (1,044,722)        (156,239)   $  (2,162,022)
                                      ================================================================

                                                       European Growth & Income Fund

                                                Year Ended                   January 18, 2000* to
                                              August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................         159,396    $   1,319,943          166,914    $   1,644,006
Shares issued in reinvestment of
   distributions ..................           2,504           19,482              606            5,992
                                      ----------------------------------------------------------------
                                            161,900        1,339,425          167,520        1,649,998
Shares repurchased ................         (23,337)        (184,497)         (10,633)        (106,073)
                                      ----------------------------------------------------------------
   Net increase (decrease) ........         138,563    $   1,154,928          156,887    $   1,543,925
                                      ================================================================

                                                            Nasdaq-100 Index Fund

                                                Year Ended                    January 18, 2000* to
                                              August 31, 2001                   August 31, 2000
                                      ------------------------------    ------------------------------
                                           Shares          Value             Shares          Value
                                      ----------------------------------------------------------------
Shares sold .......................       2,328,920    $  14,083,751        1,616,206    $  16,842,371
Shares issued in reinvestment of
   distributions ..................          30,246          207,103            3,380           35,956
                                      ----------------------------------------------------------------
                                          2,359,166       14,290,854        1,619,586       16,878,327
Shares repurchased ................        (680,167)      (3,589,524)        (261,064)      (2,438,543)
                                      ----------------------------------------------------------------
   Net decrease ...................       1,678,999    $  10,701,330        1,358,522    $  14,439,784
                                      ================================================================

*    Commencement of operations.

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS
                                       (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
----------------------------------------------------------------------------------------------------------------------------

                                                                        California Tax-Free Money Market Fund

                                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of year                        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.026         0.029         0.026         0.030         0.031
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.026)       (0.029)       (0.026)       (0.030)       (0.031)
                                                          ------------------------------------------------------------------
Net asset value, end of year                              $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                                          ==================================================================

Total Return                                                   2.66%         2.92%         2.61%         3.09%         3.09%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $  99,520     $ 102,848     $ 105,606     $  88,236     $  92,818
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.63%         0.66%         0.61%         0.61%         0.61%
      After expense reimbursements                             0.40%         0.40%         0.40%         0.40%         0.40%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            2.36%         2.63%         2.33%         2.77%         2.86%
      After expense reimbursements                             2.59%         2.89%         2.54%         2.98%         3.07%

                                                                            California Tax-Free Income Fund

                                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of year                        $   12.75     $   12.40     $   13.18     $   12.86     $   12.31
                                                          ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.55          0.55          0.56          0.58          0.60
   Net gain (loss) on securities (both
    realized and unrealized)                                   0.44          0.41         (0.68)         0.51          0.54
                                                          ------------------------------------------------------------------
      Total from Investment Operations                         0.99          0.96         (0.12)         1.09          1.14
                                                          ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.56)        (0.55)        (0.57)        (0.58)        (0.59)
   Distributions from capital gains                           (0.01)        (0.06)        (0.09)        (0.19)           --
                                                          ------------------------------------------------------------------
      Total distributions                                     (0.57)        (0.61)        (0.66)        (0.77)        (0.59)
                                                          ------------------------------------------------------------------
Net asset value, end of year                              $   13.17     $   12.75     $   12.40     $   13.18     $   12.86
                                                          ==================================================================

Total Return                                                   7.98%         8.07%        (1.07)%        8.75%         9.48%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $ 201,286     $ 196,786     $ 200,946     $ 225,507     $ 212,198
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.63%         0.64%         0.61%         0.61%         0.59%
      After expense reimbursements                             0.63%         0.64%         0.61%         0.61%         0.59%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            4.30%         4.54%         4.33%         4.47%         4.75%
      After expense reimbursements                             4.30%         4.54%         4.33%         4.47%         4.75%
   Portfolio Turnover                                         28.96%        18.05%        16.36%        20.95%        34.96%

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS
                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                         California Insured Intermediate Fund

                                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of year                        $   10.72     $   10.54     $   10.92     $   10.72     $   10.42
                                                          ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.43          0.44          0.43          0.44          0.45
   Net gain (loss) on securities (both
    realized and unrealized)                                   0.37          0.20         (0.26)         0.25          0.30
                                                          ------------------------------------------------------------------
      Total from Investment Operations                         0.80          0.64          0.17          0.69          0.75
                                                          ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.43)        (0.44)        (0.43)        (0.44)        (0.45)
   Distributions from capital gains                              --         (0.02)        (0.12)        (0.05)           --
                                                          ------------------------------------------------------------------
      Total distributions                                     (0.43)        (0.46)        (0.55)        (0.49)        (0.45)
                                                          ------------------------------------------------------------------
Net asset value, end of year                              $   11.09     $   10.72     $   10.54     $   10.92     $   10.72
                                                          ==================================================================

Total Return                                                   7.66%         6.25%         1.51%         6.64%         7.34%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $  22,949     $  22,878     $  24,175     $  23,572     $  24,390
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.71%         0.72%         0.66%         0.70%         0.70%
      After expense reimbursements                             0.55%         0.55%         0.55%         0.55%         0.55%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            3.82%         3.93%         3.85%         3.94%         4.12%
      After expense reimbursements                             3.98%         4.10%         3.96%         4.09%         4.27%
   Portfolio Turnover                                         24.35%        24.24%         8.38%        26.76%        32.11%

                                                   Short-Term U.S. Government Bond Fund

                                                                        January 18,
                                                          Year Ended     2000* to
                                                          August 31,    August 31,
                                                             2001          2000
                                                          ------------------------
Net asset value, beginning of period                      $   10.05     $   10.00
                                                          ------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.53          0.36
   Net gain on securities (both
    realized and unrealized)                                   0.21          0.05
                                                          ------------------------
      Total from Investment Operations                         0.74          0.41
                                                          ------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.55)        (0.36)
   Distributions from capital gains                           (0.00)           --
                                                          ------------------------
      Total distributions                                     (0.55)        (0.36)
                                                          ------------------------
Net asset value, end of period                            $   10.24     $   10.05
                                                          ========================

Total Return                                                   7.58%         4.15%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                  $  11,623     $   5,432
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.86%         1.26%**
      After expense reimbursements                             0.30%         0.09%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                            4.63%         5.02%**
      After expense reimbursements                             5.19%         6.19%**
   Portfolio Turnover                                         64.56%           --

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS
                                       (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                                        (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                            U.S. Government Securities Fund

                                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of year                        $   10.33     $   10.24     $   11.30     $   10.38     $   10.15
                                                          ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.58          0.58          0.56          0.59          0.64
   Net gain (loss) on securities (both
    realized and unrealized)                                   0.42          0.14         (0.80)         1.01          0.36
                                                          ------------------------------------------------------------------
      Total from Investment Operations                         1.00          0.72         (0.24)         1.60          1.00
                                                          ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.56)        (0.58)        (0.56)        (0.61)        (0.63)
   Distributions from capital gains                              --         (0.05)        (0.26)        (0.07)        (0.14)
                                                          ------------------------------------------------------------------
      Total distributions                                     (0.56)        (0.63)        (0.82)        (0.68)        (0.77)
                                                          ------------------------------------------------------------------
Net asset value, end of year                              $   10.77     $   10.33     $   10.24     $   11.30     $   10.38
                                                          ==================================================================

Total Return                                                   9.94%         7.35%        (2.42)%       15.88%        10.00%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $  27,265     $  24,476     $  30,950     $  36,063     $  31,277
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.71%         0.72%         0.66%         0.68%         0.69%
      After expense reimbursements                             0.65%         0.65%         0.65%         0.65%         0.65%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            5.32%         5.82%         5.11%         5.46%         6.00%
      After expense reimbursements                             5.38%         5.89%         5.12%         5.49%         6.04%
   Portfolio Turnover                                        209.58%       184.60%       139.00%        65.27%       170.76%

                                                                           The United States Treasury Trust

                                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of year                        $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                                          ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.047         0.050         0.042         0.051         0.048
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.047)       (0.050)       (0.042)       (0.051)       (0.048)
                                                          ------------------------------------------------------------------
Net asset value, end of year                              $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                                          ==================================================================
Total Return                                                   4.87%         5.12%         4.22%         5.21%         4.92%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $  59,760     $  56,464     $  50,517     $  44,341     $ 104,509
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.65%         0.66%         0.63%         0.64%         0.64%
      After expense reimbursements                             0.40%         0.40%         0.41%         0.40%         0.40%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            4.48%         4.76%         3.92%         4.54%         4.58%
      After expense reimbursements                             4.73%         5.02%         4.14%         4.78%         4.82%

**   Annualized.

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS
                                       (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                                        (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                                  S&P 500 Index Fund

                                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of year                        $   30.84     $   28.12     $   20.90     $   19.98     $   14.81
                                                          ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.34          0.38          0.39          0.36          0.38
   Net gain (loss) on securities (both
    realized and unrealized)                                  (7.64)         4.06          7.79          1.28          5.44
                                                          ------------------------------------------------------------------
      Total from Investment Operations                        (7.30)         4.44          8.18          1.64          5.82
                                                          ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.34)        (0.40)        (0.39)        (0.34)        (0.37)
   Distributions from capital gains                           (0.41)        (1.32)        (0.57)        (0.38)        (0.28)
                                                          ------------------------------------------------------------------
      Total distributions                                     (0.75)        (1.72)        (0.96)        (0.72)        (0.65)
                                                          ------------------------------------------------------------------
Net asset value, end of year                              $   22.79     $   30.84     $   28.12     $   20.90     $   19.98
                                                          ==================================================================

Total Return                                                 (23.93)%       16.38%        39.76%         8.14%        40.19%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $ 141,390     $ 165,891     $ 142,276     $  87,621     $  71,860
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.39%         0.40%         0.37%         0.40%         0.46%
      After expense reimbursements                             0.20%         0.20%         0.20%         0.20%         0.20%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            1.16%         1.11%         1.33%         1.48%         1.85%
      After expense reimbursements                             1.35%         1.31%         1.50%         1.68%         2.11%
   Portfolio Turnover                                          6.26%         9.00%         9.76%         1.82%         2.10%

                                                                                S&P MidCap Index Fund

                                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of year                        $   20.75     $   18.70     $   15.41     $   18.57     $   14.45
                                                          ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.17          0.22          0.20          0.23          0.22
   Net gain (loss) on securities (both
    realized and unrealized)                                  (1.66)         6.05          5.80         (1.76)         4.85
                                                          ------------------------------------------------------------------
      Total from Investment Operations                        (1.49)         6.27          6.00         (1.53)         5.07
                                                          ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.18)        (0.21)        (0.20)        (0.23)        (0.22)
   Distributions from capital gains                           (2.90)        (4.01)        (2.51)        (1.40)        (0.73)
                                                          ------------------------------------------------------------------
      Total distributions                                     (3.08)        (4.22)        (2.71)        (1.63)        (0.95)
                                                          ------------------------------------------------------------------
Net asset value, end of year                              $   16.18     $   20.75     $   18.70     $   15.41     $   18.57
                                                          ==================================================================
Total Return                                                  (6.56)%       40.44%        41.13%        (9.37)%       36.63%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $  83,293     $  74,749     $  57,164     $  39,855     $  46,271
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.56%         0.57%         0.57%         0.56%         0.61%
      After expense reimbursements                             0.40%         0.40%         0.40%         0.40%         0.40%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            0.84%         1.03%         0.90%         1.04%         1.19%
      After expense reimbursements                             1.00%         1.20%         1.07%         1.20%         1.40%
   Portfolio Turnover                                         39.41%        46.23%        42.98%        19.35%        17.80%

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS
                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                              S&P SmallCap Index Fund
                                                                                                                  October 2,
                                                          Year Ended    Year Ended    Year Ended    Year Ended     1996* to
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of period                      $   14.09     $   11.46     $    9.46     $   12.25     $   10.00
                                                          ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.11          0.12          0.08          0.13          0.23
   Net gain (loss) on securities (both
    realized and unrealized)                                  (0.55)         3.14          2.13         (2.39)         2.22
                                                          ------------------------------------------------------------------
      Total from Investment Operations                        (0.44)         3.26          2.21         (2.26)         2.45
                                                          ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.12)        (0.10)        (0.08)        (0.14)        (0.20)
   Distributions from capital gains                           (0.64)        (0.53)        (0.13)        (0.39)           --
                                                          ------------------------------------------------------------------
      Total distributions                                     (0.76)        (0.63)        (0.21)        (0.53)        (0.20)
                                                          ------------------------------------------------------------------
Net asset value, end of period                            $   12.89     $   14.09     $   11.46     $    9.46     $   12.25
                                                          ==================================================================
Total Return                                                  (2.59)%       29.63%        23.53%       (19.38)%       24.86%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                  $  14,226     $  12,863     $  10,881     $   7,916     $   5,933
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.92%         1.00%         1.05%         1.10%         2.32%**
      After expense reimbursements                             0.65%         0.65%         0.65%         0.65%         0.65%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                            0.54%         0.58%         0.31%         0.57%         0.27%**
      After expense reimbursements                             0.81%         0.93%         0.71%         1.02%         1.94%**
   Portfolio Turnover                                         41.91%        37.21%        25.40%        24.58%        19.99%

                                                                                 Equity Income Fund
                                                                                                                  September 4,
                                                          Year Ended    Year Ended    Year Ended    Year Ended     1996* to
                                                          August 31,    August 31,    August 31,    August 31,    August 31,
                                                             2001          2000          1999          1998          1997
                                                          ------------------------------------------------------------------
Net asset value, beginning of period                      $   14.81     $   14.38     $   11.98     $   12.64     $   10.00
                                                          ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.28          0.36          0.32          0.37          0.39
   Net gain (loss) on securities (both
    realized and unrealized)                                  (2.46)         0.76          2.41         (0.25)         2.84
                                                          ------------------------------------------------------------------
      Total from Investment Operations                        (2.18)         1.12          2.73          0.12          3.23
                                                          ------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.39)        (0.27)        (0.33)        (0.37)        (0.32)
   Distributions from capital gains                           (0.03)        (0.42)           --         (0.41)        (0.27)
                                                          ------------------------------------------------------------------
      Total distributions                                     (0.42)        (0.69)        (0.33)        (0.78)        (0.59)
                                                          ------------------------------------------------------------------
Net asset value, end of period                            $   12.21     $   14.81     $   14.38     $   11.98     $   12.64
                                                          ==================================================================
Total Return                                                 (14.94)%        8.23%        22.89%         0.46%        33.28%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                  $   8,794     $  11,813     $  13,716     $  12,080     $   9,747
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.94%         0.98%         0.86%         0.91%         1.55%**
      After expense reimbursements                             0.80%         0.80%         0.80%         0.78%         0.76%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                            1.96%         2.49%         2.09%         2.56%         2.48%**
      After expense reimbursements                             2.10%         2.67%         2.15%         2.69%         3.27%**
   Portfolio Turnover                                         73.50%        38.34%        54.03%        41.23%         2.80%

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------
                                FINANCIAL HIGHLIGHTS
                  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                     (CONTINUED)
------------------------------------------------------------------------------------

                                                       European Growth & Income Fund

                                                                        January 18,
                                                          Year Ended     2000* to
                                                          August 31,    August 31,
                                                             2001          2000
                                                          ------------------------
Net asset value, beginning of period                      $    9.59     $   10.00
                                                          ------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.08          0.09
   Net loss on securities (both
    realized and unrealized)                                  (2.46)        (0.45)
                                                          ------------------------
      Total from Investment Operations                        (2.38)        (0.36)
                                                          ------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.08)        (0.05)
   Distributions from capital gains                              --            --
                                                          ------------------------
      Total distributions                                     (0.08)        (0.05)
                                                          ------------------------
Net asset value, end of period                            $    7.13     $    9.59
                                                          ========================

Total Return                                                 (24.87)%       (3.59)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                  $   2,106     $   1,505
   Ratio of expenses to average net assets:
      Before expense reimbursements                            2.17%         3.99%**
      After expense reimbursements                             0.95%         0.95%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                           (0.18)%       (1.53)%**
      After expense reimbursements                             1.04%         1.51%**
   Portfolio Turnover                                         19.75%       114.30%

                                                           Nasdaq-100 Index Fund

                                                                        January 18,
                                                          Year Ended     2000* to
                                                          August 31,    August 31,
                                                             2001          2000
                                                          ------------------------
Net asset value, beginning of period                      $   10.67     $   10.00
                                                          ------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.05          0.03
   Net gain (loss) on securities (both
    realized and unrealized)                                  (6.84)         0.67
                                                          ------------------------
      Total from Investment Operations                        (6.79)         0.70
                                                          ------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.08)        (0.03)
   Distributions from capital gains                           (0.05)           --
                                                          ------------------------
      Total distributions                                     (0.13)        (0.03)
                                                          ------------------------
Net asset value, end of period                            $    3.75     $   10.67
                                                          ========================

Total Return                                                 (64.26)%        7.02%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                  $  11,390     $  14,498
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.90%         0.99%**
      After expense reimbursements                             0.65%         0.65%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                            0.14%         0.54%**
      After expense reimbursements                             0.39%         0.88%**
   Portfolio Turnover                                         13.82%         0.62%

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                     8/31/2001
        TRUST                      STATEMENTS

--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund will attempt to maximize current income and preserve investors' principal. The following is a summary of significant accounting policies followed by the Funds.

     (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund and Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

     (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the year the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

     (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carryforwards available to offset future capital gains, if any, are as follows:

          Fund                                     Amount       Expiring Through
          ----                                     ------       ----------------
California Tax-Free Money Market Fund            $  14,841            2004
U.S. Government Securities Fund                    256,969            2009
Equity Income Fund                                 142,503            2009
European Growth & Income Fund                       54,262            2009
Nasdaq-100 Index Fund                              537,333            2009

     (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Audit Guide for Audits of Investment Companies (dated December 1, 2000), both premiums and discounts on debt securities will be amortized using the interest method for the fiscal year beginning September 1, 2001. The effect of initially applying changes required by the guide will have no effect on the net assets of the funds. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

     (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                     8/31/2001
        TRUST                      STATEMENTS
                                   CONTINUED
--------------------------------------------------------------------------------
Short-Term U.S. Government Bond Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

     (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.


     (g) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.


NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the year ended August 31, 2001, is as follows:

          California Tax-Free Money Market Fund ...........  $ 252,139
          California Insured Intermediate Fund ............  $  37,086
          Short-Term U.S. Government Bond Fund ............  $  45,450
          U.S. Government Securities Fund .................  $  15,075
          The United States Treasury Trust ................  $ 153,664
          S&P 500 Index Fund ..............................  $ 291,259
          S&P MidCap Index Fund ...........................  $ 124,246
          S&P SmallCap Index Fund .........................  $  34,964
          Equity Income Fund ..............................  $  14,224
          European Growth & Income Fund ...................  $  23,856
          Nasdaq-100 Index Fund ...........................  $  33,784


     Certain officers and trustees of the Trust are also partners of CCM.

NOTE 3 --- PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities other than short-term investments during the year ended August 31, 2001 were as follows:

                                                        PURCHASES       SALES
                                                        ---------       -----
          California Tax-Free Income Fund ...........  $53,445,478   $53,497,968
          California Insured Intermediate Fund ......  $ 5,435,505   $ 6,172,985
          Short-Term U.S. Government Bond Fund ......  $11,807,748   $ 5,489,121
          U.S. Government Securities Fund ...........  $51,640,320   $49,872,166
          S&P 500 Index Fund ........................  $11,441,089   $ 8,548,425
          S&P Midcap Index Fund .....................  $32,940,966   $27,406,470
          Equity Income Fund ........................  $ 5,070,434   $ 6,138,764
          S&P SmallCap Index Fund ...................  $ 5,213,322   $ 4,556,954
          European Growth & Income Fund .............  $ 1,432,865   $   372,138
          Nasdaq-100 Index Fund .....................  $11,055,281   $ 1,486,675

     For the year ended August 31, 2001, 100% of the distributions paid from net investment income of the California Tax-Free Money Market Fund, the California Tax-Free Income Fund and the California Insured Intermediate Fund qualifies as tax-exempt interest dividends to noncorporate shareholders.

               Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities
Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments as of August 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund as of August 31, 2001, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

                                        Tait, Weller & Baker

Philadelphia, Pennsylvania
October 5, 2001

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                                                            -----------------
       CALIFORNIA                                               BULK RATE
    INVESTMENT TRUST                                          U.S. Postage
    ----------------                                              PAID
       FUND GROUP                                              Permit #688
44 Montgomery Street #2100                                    Redwood City,
 San Francisco, CA 94104                                           CA
                                                            -----------------